UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2003

Item 1. Reports to Stockholders

(Fidelity_Logo) (Registered Trademark)

Fidelity® Advisor

Strategic Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Holdings as of June 30, 2003
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	9.1	14.0
Fannie Mae	6.2	4.4
German Federal Republic	3.6	5.9
French Government	2.3	1.1
Canadian Government	2.3	2.8
	23.5
Top Five Market Sectors as of June 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	11.8	14.4
Financials	7.7	7.0
Utilities	6.4	5.7
Telecommunication Services	4.8	4.6
Energy	4.7	4.2
Quality Diversification (% of fund's net assets)
As of June 30, 2003	As of December 31, 2002
U.S.Government and U.S. Government Agency Obligations 17.4%	U.S.Government and U.S. Government Agency Obligations 20.8%
AAA,AA,A 13.4%	AAA,AA,A 15.9%
BBB 5.0%	BBB 8.0%
BB 15.2%	BB 18.9%
B 27.5%	B 26.7%
CCC,CC,C 8.4%	CCC,CC,C 4.2%
D 0.3%	D 0.2%
Not Rated 1.8%	Not Rated 1.1%
Equities 0.8%	Equities 0.4%
Short-Term Investments and Net Other Assets 10.2%	Short-Term Investments and Net Other Assets 3.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of June 30, 2003 *		As of December 31, 2002 **
	Corporate Bonds 48.5%		Corporate Bonds 49.7%
	U.S. Government and Government Agency Obligations 17.4%		U.S. Government and Government Agency Obligations 20.8%
	Foreign Government & Government Agency Obligations 21.5%		Foreign Government & Government Agency Obligations 23.7%
	Stocks 0.8%		Stocks 0.4%
	Other Investments 1.6%		Other Investments 1.6%
	Short-Term Investments and Net Other Assets 10.2%		Short-Term Investments and Net Other Assets 3.8%
* Foreign investments	33.3%	** Foreign investments	35.0%

Semiannual Report

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 48.5%
		Principal Amount (j)	Value (Note 1)
Convertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
EchoStar Communications Corp. 4.875% 1/1/07 (f)		$ 130,000	$ 130,650
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Total Renal Care Holdings 7% 5/15/09		3,515,000	3,664,388
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Atmel Corp. 0% 5/23/21		4,290,000	1,613,898
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 2% 6/1/06 pay-in-kind		56,000	126,000
TOTAL CONVERTIBLE BONDS			5,534,936
Nonconvertible Bonds - 48.0%
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.8%
Arvin Industries, Inc. 6.75% 3/15/08		760,000	786,600
ArvinMeritor, Inc. 8.75% 3/1/12		1,820,000	2,020,200
Dana Corp.:
9% 8/15/11		1,450,000	1,558,750
10.125% 3/15/10		1,855,000	2,040,500
Lear Corp.:
7.96% 5/15/05		760,000	817,000
8.11% 5/15/09		1,100,000	1,259,500
Stoneridge, Inc. 11.5% 5/1/12		35,000	39,200
United Components, Inc. 9.375% 6/15/13 (f)		360,000	370,800
			8,892,550
Hotels, Restaurants & Leisure - 3.5%
Bally Total Fitness Holding Corp.:
9.875% 10/15/07		1,400,000	1,281,000
10.5% 7/15/11 (f)		1,750,000	1,758,750
Coast Hotels & Casinos, Inc. 9.5% 4/1/09		740,000	784,400
Domino's, Inc. 8.25% 7/1/11 (f)		670,000	688,425
Florida Panthers Holdings, Inc. 9.875% 4/15/09		2,205,000	2,370,375
Herbst Gaming, Inc. 10.75% 9/1/08		310,000	341,775
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Hilton Hotels Corp.:
7.625% 12/1/12		$ 660,000	$ 721,050
8.25% 2/15/11		1,315,000	1,466,225
Horseshoe Gaming LLC 8.625% 5/15/09		1,740,000	1,853,100
ITT Corp. 7.375% 11/15/15		610,000	629,825
MGM MIRAGE 8.5% 9/15/10		435,000	511,669
Morton's Restaurant Group, Inc. 7.5% 7/1/10 (f)(k)		370,000	320,050
Penn National Gaming, Inc. 8.875% 3/15/10		3,675,000	3,895,500
Speedway Motorsports, Inc. 6.75% 6/1/13 (f)		700,000	721,000
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07		1,480,000	1,554,000
7.875% 5/1/12		985,000	1,073,650
Station Casinos, Inc. 8.375% 2/15/08		4,000,000	4,300,000
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11		3,735,000	4,024,463
Town Sports International, Inc. 9.625% 4/15/11 (f)		1,435,000	1,503,163
Tricon Global Restaurants, Inc.:
8.5% 4/15/06		400,000	448,000
8.875% 4/15/11		3,445,000	4,065,100
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10		295,000	332,613
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)		460,000	478,400
Wheeling Island Gaming, Inc. 10.125% 12/15/09		735,000	729,488
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10		2,550,000	2,805,000
			38,657,021
Household Durables - 0.6%
Beazer Homes USA, Inc. 8.625% 5/15/11		1,085,000	1,198,925
D.R. Horton, Inc.:
7.875% 8/15/11		1,000,000	1,095,000
8% 2/1/09		1,300,000	1,436,500
KB Home:
7.75% 2/1/10		520,000	559,000
8.625% 12/15/08		350,000	399,000
Ryland Group, Inc. 9.125% 6/15/11		510,000	578,850
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind (i)		$ 970,025	$ 785,720
Standard Pacific Corp. 9.25% 4/15/12		315,000	348,075
			6,401,070
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09		1,380,000	1,531,800
Media - 6.3%
AMC Entertainment, Inc.:
9.5% 3/15/09		400,000	410,000
9.5% 2/1/11		375,000	388,125
9.875% 2/1/12		1,740,000	1,861,800
American Media Operations, Inc.:
8.875% 1/15/11 (f)		260,000	280,150
10.25% 5/1/09		1,295,000	1,395,363
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (d)		2,950,000	1,696,250
0% 4/1/11 (d)		1,780,000	1,165,900
0% 5/15/11 (d)		2,510,000	1,255,000
8.625% 4/1/09		4,090,000	2,985,700
9.625% 11/15/09		570,000	418,950
10% 4/1/09		2,415,000	1,859,550
10% 5/15/11		925,000	675,250
10.75% 10/1/09		1,670,000	1,302,600
Cinemark USA, Inc.:
8.5% 8/1/08		615,000	634,988
9% 2/1/13 (f)		500,000	543,750
9.625% 8/1/08		545,000	547,725
Corus Entertainment, Inc. 8.75% 3/1/12		1,970,000	2,112,825
CSC Holdings, Inc.:
7.625% 4/1/11		1,520,000	1,535,200
7.625% 7/15/18		270,000	267,300
7.875% 2/15/18		105,000	108,675
9.875% 2/15/13		1,350,000	1,390,500
EchoStar DBS Corp.:
9.125% 1/15/09		70,000	78,225
9.375% 2/1/09		820,000	875,350
10.375% 10/1/07		6,120,000	6,777,900
Entravision Communications Corp. 8.125% 3/15/09		1,930,000	2,012,025
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Grupo Televisa SA de CV 8% 9/13/11		$ 1,490,000	$ 1,657,625
Houghton Mifflin Co.:
8.25% 2/1/11 (f)		2,665,000	2,798,250
9.875% 2/1/13 (f)		1,675,000	1,809,000
Innova S. de R.L. yankee 12.875% 4/1/07		280,000	282,800
Lamar Media Corp.:
7.25% 1/1/13		370,000	390,350
8.625% 9/15/07		770,000	802,725
LBI Media, Inc. 10.125% 7/15/12		835,000	918,500
Livent, Inc. yankee 9.375% 10/15/04 (c)		300,000	51,000
Nextmedia Operating, Inc. 10.75% 7/1/11		490,000	548,800
PanAmSat Corp.:
6.125% 1/15/05		830,000	844,525
6.375% 1/15/08		490,000	502,250
Pearson PLC 6.125% 2/1/07	EUR	500,000	629,240
Pegasus Satellite Communications, Inc. 11.25% 1/15/10 (f)		1,010,000	949,400
PEI Holdings, Inc. 11% 3/15/10 (f)		2,270,000	2,508,350
Penton Media, Inc. 11.875% 10/1/07		265,000	251,750
Radio One, Inc. 8.875% 7/1/11		4,015,000	4,446,613
Regal Cinemas Corp. 9.375% 2/1/12		1,535,000	1,696,175
Rogers Cable, Inc.:
6.25% 6/15/13 (f)		1,160,000	1,151,300
yankee 7.875% 5/1/12		1,710,000	1,821,150
Susquehanna Media Co.:
7.375% 4/15/13		770,000	812,350
8.5% 5/15/09		90,000	94,950
Telewest PLC:
11% 10/1/07 (c)		6,795,000	2,480,175
yankee 9.625% 10/1/06 (c)		1,720,000	619,200
TV Azteca SA de CV:
euro 10.5% 2/15/07 (Reg. S)		1,050,000	1,057,875
yankee 10.5% 2/15/07		250,000	251,875
Vertis, Inc. 9.75% 4/1/09 (f)		1,600,000	1,628,000
Vivendi Universal SA 9.25% 4/15/10 (f)		3,580,000	4,045,400
Von Hoffman Holdings, Inc. 13.5% 5/15/09		140,131	130,322
Yell Finance BV 10.75% 8/1/11		1,750,000	1,981,875
			69,740,926
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.1%
Barneys, Inc. 9% 4/1/08 unit (f)		$ 1,160,000	$ 1,044,000
Specialty Retail - 0.1%
Hollywood Entertainment Corp. 9.625% 3/15/11		1,760,000	1,918,400
Textiles Apparel & Luxury Goods - 0.2%
Dan River, Inc. 12.75% 4/15/09 (f)		1,170,000	1,053,000
Levi Strauss & Co. 12.25% 12/15/12		1,090,000	904,700
			1,957,700
TOTAL CONSUMER DISCRETIONARY			130,143,467
CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 0.2%
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07		540,000	504,900
9.125% 12/15/11		1,440,000	1,346,400
			1,851,300
Food Products - 1.0%
Central Garden & Pet Co. 9.125% 2/1/13		260,000	278,200
Chiquita Brands International, Inc. 10.56% 3/15/09		2,295,000	2,478,600
Corn Products International, Inc.:
8.25% 7/15/07		1,250,000	1,400,000
8.45% 8/15/09		215,000	242,413
Dean Foods Co.:
6.625% 5/15/09		90,000	95,850
6.9% 10/15/17		979,000	969,210
8.15% 8/1/07		1,350,000	1,498,500
Del Monte Corp. 8.625% 12/15/12 (f)		490,000	527,975
Doane Pet Care Co.:
9.75% 5/15/07		1,170,000	1,111,500
10.75% 3/1/10		800,000	872,000
Gruma SA de CV 7.625% 10/15/07		1,040,000	1,138,800
Michael Foods, Inc. 11.75% 4/1/11		50,000	57,500
			10,670,548
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - 0.4%
Jafra Cosmetics International, Inc./Distribuidora Comercial Jafra SA de CV 10.75% 5/15/11 (f)		$ 580,000	$ 603,200
Revlon Consumer Products Corp. 12% 12/1/05		4,410,000	4,299,750
			4,902,950
TOTAL CONSUMER STAPLES			17,424,798
ENERGY - 4.7%
Energy Equipment & Services - 0.4%
DI Industries, Inc. 8.875% 7/1/07		620,000	639,375
Grant Prideco, Inc.:
9% 12/15/09		170,000	189,975
9.625% 12/1/07		460,000	519,800
Key Energy Services, Inc. 8.375% 3/1/08		820,000	885,600
Petroliam Nasional BHD (Petronas):
7.625% 10/15/26 (Reg. S)		250,000	286,406
7.75% 8/15/15 (Reg. S)		470,000	578,688
SESI LLC 8.875% 5/15/11		60,000	64,500
Transocean, Inc. 9.5% 12/15/08		1,020,000	1,269,900
			4,434,244
Oil & Gas - 4.3%
Chesapeake Energy Corp.:
7.75% 1/15/15		615,000	653,438
8.125% 4/1/11		2,570,000	2,762,750
8.375% 11/1/08		700,000	761,250
8.5% 3/15/12		150,000	158,625
Encore Acquisition Co. 8.375% 6/15/12		755,000	807,850
Forest Oil Corp. 8% 12/15/11		480,000	516,000
General Maritime Corp. 10% 3/15/13 (f)		2,425,000	2,655,375
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12		1,220,000	1,415,200
Gulfterra Energy Partners LP/Gulfterra Finance Corp. 6.25% 6/1/10 (f)		1,480,000	1,476,300
Houston Exploration Co. 7% 6/15/13 (f)		410,000	423,325
OAO Gazprom:
9.625% 3/1/13		1,450,000	1,603,156
10.5% 10/21/09		1,500,000	1,751,250
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Pecom Energia SA:
5.28% 10/3/03 (Reg. S) (g)		$ 300,000	$ 296,250
8.125% 7/15/10 (Reg. S)		2,599,500	2,378,543
9% 5/1/09 (Reg. S)		455,000	439,075
Petroleos Mexicanos 9.25% 3/30/18		4,605,000	5,549,025
Plains All American Pipeline LP 7.75% 10/15/12		430,000	479,450
Plains Exploration & Production Co. LP 8.75% 7/1/12		1,825,000	1,952,750
Teekay Shipping Corp. 8.875% 7/15/11		5,635,000	6,177,369
The Coastal Corp.:
6.2% 5/15/04		310,000	306,900
6.375% 2/1/09		440,000	385,000
6.5% 5/15/06		630,000	589,050
6.5% 6/1/08		1,500,000	1,342,500
6.95% 6/1/28		1,410,000	1,120,950
7.5% 8/15/06		3,880,000	3,744,200
7.625% 9/1/08		520,000	488,800
7.75% 6/15/10		2,905,000	2,708,913
7.75% 10/15/35		235,000	197,400
Vintage Petroleum, Inc. 8.25% 5/1/12		1,000,000	1,087,500
YPF SA yankee:
7.75% 8/27/07		1,045,000	1,107,700
9.125% 2/24/09		1,835,000	2,027,675
			47,363,569
TOTAL ENERGY			51,797,813
FINANCIALS - 7.4%
Capital Markets - 0.2%
J.P. Morgan AG (Vimpel Communications) loan participation note:
10.45% 4/26/05 (f)		1,060,000	1,107,700
10.45% 4/26/05 (Reg. S)		1,265,000	1,321,925
			2,429,625
Commercial Banks - 0.3%
Banco Nacional de Desenvolvimento Economico e Social 8.754% 6/16/08 (g)		2,385,000	2,241,900
Japan Development Bank 1.7% 9/20/22	JPY	100,000,000	903,472
			3,145,372
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 6.3%
Ahold Finance USA, Inc.:
6.25% 5/1/09		$ 2,030,000	$ 1,887,900
8.25% 7/15/10		3,480,000	3,514,800
American Airlines, Inc. pass thru trust certificates 7.8% 4/1/08		200,000	140,000
APP International Finance (Mauritius) Ltd.:
0% 7/5/03 (c)(f)		820,000	28,700
0% 7/5/03 (Reg. S) (c)		265,000	9,275
Arch Western Finance LLC 6.75% 7/1/13 (f)		2,580,000	2,631,600
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08		1,270,000	1,371,600
Cellco Finance NV yankee:
12.75% 8/1/05		1,320,000	1,405,800
15% 8/1/05		465,000	488,250
Chukchansi Economic Development Authority 14.5% 6/15/09 (f)		490,000	539,000
Continental Airlines, Inc. pass thru trust certificates:
6.541% 9/15/09		146,886	123,384
6.748% 9/15/18		99,078	75,299
6.795% 8/2/18		360,055	280,843
6.8% 7/2/07		99,820	85,845
6.9% 1/2/17		765,505	581,784
8.312% 10/2/12		570,761	450,901
8.321% 11/1/06		65,000	54,600
8.388% 5/1/22		53,056	41,384
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06		130,000	109,200
7.57% 11/18/10		1,280,000	1,316,559
7.711% 9/18/11		160,000	134,400
7.779% 11/18/05		715,000	614,900
7.92% 5/18/12		960,000	829,246
10.06% 1/2/16		170,000	132,600
Deutsche Telekom International Finance BV 6.25% 12/9/10	GBP	250,000	437,568
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11		1,070,000	1,144,900
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14		1,505,000	1,647,975
FIMEP SA 10.5% 2/15/13 (f)		2,885,000	3,231,200
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		$ 1,000,000	$ 1,050,000
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (f)		310,000	306,900
Huntsman Advanced Materials LLC:
9.1% 7/15/08 (f)(g)		760,000	767,600
11% 7/15/10 (f)		570,000	592,800
Hurricane Finance BV:
9.625% 2/12/10 (f)		1,850,000	2,007,250
9.625% 2/12/10 (Reg. S)		175,000	189,875
IOS Capital LLC 7.25% 6/30/08		1,190,000	1,172,150
KFW International Finance, Inc. euro 1% 12/20/04	JPY	570,000,000	4,831,356
Kreditanstalt Fuer Wiederaufbau 6% 12/7/28	GBP	800,000	1,537,368
MEI Euro Finance Ltd. 8.75% 5/22/10 (f)		555,000	573,038
Mobile Telesystems Finance SA 9.75% 1/30/08 (f)		2,515,000	2,741,350
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10 (f)		230,000	236,900
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20		220,895	191,196
7.248% 7/2/14		314,408	188,645
7.575% 3/1/19		161,608	163,224
7.691% 4/1/17		38,941	30,764
7.95% 9/1/16		46,680	37,344
8.304% 9/1/10		284,481	227,585
PDVSA Finance Ltd.:
9.375% 11/15/07		235,000	231,475
9.75% 2/15/10		2,857,000	2,799,860
Pemex Project Funding Master Trust:
7.375% 12/15/14		1,800,000	1,971,000
8% 11/15/11 (g)		320,000	366,400
9.125% 10/13/10		1,900,000	2,299,000
Petronas Capital Ltd.:
7% 5/22/12 (f)		540,000	624,661
7.875% 5/22/22 (Reg. S)		2,490,000	2,950,650
PTC International Finance BV yankee 10.75% 7/1/07		545,000	568,163
PTC International Finance II SA yankee 11.25% 12/1/09		1,925,000	2,141,563
R. H. Donnelley Finance Corp. I:
8.875% 12/15/10 (f)		350,000	383,250
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
R. H. Donnelley Finance Corp. I: - continued
10.875% 12/15/12 (f)		$ 550,000	$ 638,000
Satelindo International Finance BV 3.8925% 12/31/05 (Reg. S) (g)		1,350,000	1,336,500
Sealed Air Finance euro 5.625% 7/19/06	EUR	250,000	288,282
TRW Automotive Acquisition Corp.:
9.375% 2/15/13 (f)		1,490,000	1,620,375
11% 2/15/13 (f)		3,920,000	4,292,400
U.S. Airways pass thru trust certificates 6.85% 7/30/19		1,048,349	985,448
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (f)		5,760,000	6,336,000
			69,987,885
Real Estate - 0.6%
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		1,725,000	1,845,750
La Quinta Properties, Inc. 8.875% 3/15/11 (f)		1,860,000	1,980,900
Senior Housing Properties Trust:
7.875% 4/15/15		540,000	550,800
8.625% 1/15/12		1,510,000	1,600,600
Unique Public Finance Co. PLC 6.464% 3/30/32	GBP	500,000	890,040
			6,868,090
TOTAL FINANCIALS			82,430,972
HEALTH CARE - 1.9%
Health Care Equipment & Supplies - 0.2%
Apogent Technologies, Inc. 6.5% 5/15/13 (f)		1,000,000	1,030,000
Fisher Scientific International, Inc. 8.125% 5/1/12		985,000	1,053,950
			2,083,950
Health Care Providers & Services - 1.2%
AmeriPath, Inc. 10.5% 4/1/13 (f)		3,850,000	4,119,500
Fountain View, Inc. 11.25% 4/15/08 (c)		200,000	170,000
HCA, Inc. 6.3% 10/1/12		1,020,000	1,045,500
PacifiCare Health Systems, Inc. 10.75% 6/1/09		1,395,000	1,593,788
Psychiatric Solutions, Inc. 10.625% 6/15/13 (f)		320,000	328,800
Tenet Healthcare Corp.:
5% 7/1/07		490,000	460,600
5.375% 11/15/06		125,000	120,000
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp.: - continued
6.375% 12/1/11		$ 270,000	$ 249,750
6.5% 6/1/12		350,000	323,750
7.375% 2/1/13		2,400,000	2,316,000
Triad Hospitals, Inc. 8.75% 5/1/09		1,925,000	2,059,750
			12,787,438
Pharmaceuticals - 0.5%
aaiPharma, Inc. 11% 4/1/10		1,540,000	1,694,000
Biovail Corp. yankee 7.875% 4/1/10		3,715,000	3,928,613
			5,622,613
TOTAL HEALTH CARE			20,494,001
INDUSTRIALS - 3.3%
Aerospace & Defense - 0.6%
Alliant Techsystems, Inc. 8.5% 5/15/11		2,020,000	2,206,850
BE Aerospace, Inc.:
8% 3/1/08		1,195,000	932,100
8.875% 5/1/11		1,415,000	1,103,700
9.5% 11/1/08		935,000	748,000
Transdigm, Inc. 10.375% 12/1/08		740,000	799,200
Vought Aircraft Industries, Inc. 8% 7/15/11 (f)		870,000	878,700
			6,668,550
Airlines - 0.3%
Continental Airlines, Inc. 8% 12/15/05		760,000	680,200
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07		102,654	80,070
7.9% 12/15/09		170,000	134,300
8.3% 12/15/29		2,100,000	1,501,500
Northwest Airlines, Inc.:
7.875% 3/15/08		295,000	227,150
8.875% 6/1/06		290,000	234,900
9.875% 3/15/07		125,000	98,750
NWA Trust 10.23% 6/21/14		291,600	233,280
			3,190,150
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10 (f)(k)		400,000	400,000
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 1.3%
Allied Waste North America, Inc.:
7.625% 1/1/06		$ 2,020,000	$ 2,090,700
7.875% 1/1/09		910,000	950,950
7.875% 4/15/13		835,000	873,619
8.5% 12/1/08		380,000	408,500
9.25% 9/1/12 (f)		540,000	596,700
American Color Graphics, Inc.:
10% 6/15/10 (f)(k)		1,370,000	1,376,850
12.75% 8/1/05		720,000	723,600
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		1,640,000	1,492,400
9.25% 5/1/21		1,400,000	1,386,000
Danka Business Systems PLC 11% 6/15/10 (f)		1,730,000	1,704,050
Iron Mountain, Inc. 8.25% 7/1/11		535,000	564,425
Pierce Leahy Command Co. yankee 8.125% 5/15/08		125,000	129,063
World Color Press, Inc.:
7.75% 2/15/09		1,200,000	1,260,000
8.375% 11/15/08		550,000	577,500
Worldspan LP 9.625% 6/15/11 (f)		370,000	381,100
			14,515,457
Industrial Conglomerates - 0.2%
Tyco International Group SA yankee:
6.125% 11/1/08		35,000	36,575
6.375% 10/15/11		1,960,000	2,067,800
			2,104,375
Machinery - 0.1%
AGCO Corp. 9.5% 5/1/08		850,000	935,000
Cummins, Inc. 9.5% 12/1/10 (f)		320,000	360,000
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09		155,000	167,400
			1,462,400
Marine - 0.1%
Transport Maritima Mexicana SA de CV yankee:
9.5% 8/15/03 (c)		360,000	293,400
10.25% 11/15/06 (c)		720,000	568,800
			862,200
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - 0.7%
Kansas City Southern Railway Co.:
7.5% 6/15/09		$ 2,185,000	$ 2,239,625
9.5% 10/1/08		95,000	102,600
TFM SA de CV yankee:
10.25% 6/15/07		865,000	876,894
11.75% 6/15/09		4,485,000	4,563,488
			7,782,607
TOTAL INDUSTRIALS			36,985,739
INFORMATION TECHNOLOGY - 2.9%
Communications Equipment - 1.7%
Nortel Networks Corp. 6.125% 2/15/06		1,545,000	1,490,925
Qwest Services Corp.:
13.5% 12/15/10 (f)		10,965,000	12,390,450
14% 12/15/14 (f)		4,035,000	4,700,775
			18,582,150
Computers & Peripherals - 0.2%
Seagate Technology HDD Holdings 8% 5/15/09		2,005,000	2,165,400
Electronic Equipment & Instruments - 0.2%
Flextronics International Ltd. yankee 9.875% 7/1/10		1,775,000	1,939,188
IT Services - 0.3%
Digitalnet, Inc. 9% 7/15/10 (f)		590,000	590,000
Iron Mountain, Inc.:
6.625% 1/1/16		1,470,000	1,447,950
7.75% 1/15/15		1,630,000	1,727,800
8.625% 4/1/13		45,000	48,150
			3,813,900
Office Electronics - 0.3%
Xerox Corp.:
7.125% 6/15/10		1,720,000	1,724,300
7.625% 6/15/13		1,720,000	1,724,300
			3,448,600
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.2%
AMI Semiconductor, Inc. 10.75% 2/1/13 (f)		$ 1,090,000	$ 1,231,700
ON Semiconductor Corp./Semiconductor Components Industries LLC 12% 3/15/10		760,000	828,400
			2,060,100
TOTAL INFORMATION TECHNOLOGY			32,009,338
MATERIALS - 4.5%
Chemicals - 1.2%
Avecia Group PLC 11% 7/1/09		4,307,000	3,876,300
Compass Minerals Group, Inc. 10% 8/15/11		1,120,000	1,243,200
Geon Co. 6.875% 12/15/05		135,000	125,550
Lyondell Chemical Co.:
9.5% 12/15/08 (f)		1,365,000	1,289,925
9.875% 5/1/07		245,000	238,875
OMNOVA Solutions, Inc. 11.25% 6/1/10 (f)		2,945,000	3,210,050
PolyOne Corp.:
8.875% 5/1/12		635,000	565,150
10.625% 5/15/10 (f)		3,165,000	3,070,050
			13,619,100
Containers & Packaging - 1.9%
BWAY Corp. 10% 10/15/10 (f)		1,050,000	1,071,000
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,800,000	1,377,000
8% 4/15/23		1,170,000	936,000
Crown European Holdings SA 9.5% 3/1/11 (f)		1,570,000	1,695,600
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12		640,000	686,400
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11 (f)		620,000	652,550
8.25% 5/15/13 (f)		1,070,000	1,123,500
8.75% 11/15/12		4,155,000	4,508,175
8.875% 2/15/09		4,050,000	4,384,125
Owens-Illinois, Inc.:
7.15% 5/15/05		410,000	417,175
7.35% 5/15/08		170,000	167,450
7.5% 5/15/10		170,000	166,600
7.8% 5/15/18		70,000	65,800
8.1% 5/15/07		340,000	348,500
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Packaging Corp. of America 9.625% 4/1/09		$ 1,605,000	$ 1,765,500
Sealed Air Corp.:
6.95% 5/15/09 (f)		800,000	888,856
8.75% 7/1/08 (f)		920,000	1,092,960
			21,347,191
Metals & Mining - 1.1%
California Steel Industries, Inc. 8.5% 4/1/09		150,000	151,875
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)		550,000	605,744
CSN Islands V Corp. 7.875% 7/7/05 (f)		590,000	586,313
Freeport-McMoRan Copper & Gold, Inc.:
7.2% 11/15/26		1,690,000	1,698,450
10.125% 2/1/10		2,400,000	2,676,000
Luscar Coal Ltd. 9.75% 10/15/11		1,350,000	1,539,000
Peabody Energy Corp. 6.875% 3/15/13 (f)		1,340,000	1,400,300
Phelps Dodge Corp. 9.5% 6/1/31		925,000	1,107,503
Salt Holdings Corp., Inc.:
0% 12/15/12 (d)(f)		1,230,000	833,325
0% 6/1/13 (d)(f)		2,260,000	1,265,600
Steel Dynamics, Inc. 9.5% 3/15/09		125,000	131,250
			11,995,360
Paper & Forest Products - 0.3%
Indah Kiat Finance Mauritius Ltd. 10% 7/1/07 (c)		1,305,000	508,950
Inversiones CMPC SA 4.875% 6/18/13 (f)		375,000	369,225
Norske Skog Canada Ltd. 8.625% 6/15/11		80,000	83,600
Stone Container Corp.:
8.375% 7/1/12		540,000	572,400
9.75% 2/1/11		1,290,000	1,406,100
			2,940,275
TOTAL MATERIALS			49,901,926
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 1.3%
Mobifon Holdings BV 12.5% 7/31/10 (f)		2,220,000	2,297,700
NTL, Inc. 19% 1/1/10 (f)(k)		3,425,000	3,459,250
Qwest Corp. 8.875% 3/15/12 (f)		3,140,000	3,508,950
Rogers Cantel, Inc. yankee 9.375% 6/1/08		415,000	433,675
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica de Argentina SA 11.875% 11/1/04		$ 235,000	$ 227,950
Telewest Communications PLC yankee:
0% 4/15/09 (c)(d)		2,620,000	799,100
0% 2/1/10 (c)(d)		1,690,000	473,200
9.875% 2/1/10 (c)		575,000	201,250
11.25% 11/1/08 (c)		935,000	338,938
U.S. West Communications:
7.2% 11/10/26		180,000	172,800
7.25% 9/15/25		180,000	169,200
WorldCom, Inc.:
6.4% 8/15/05 (c)		2,725,000	817,500
7.5% 5/15/11 (c)		3,655,000	1,096,500
			13,996,013
Wireless Telecommunication Services - 2.5%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13 (f)		610,000	606,950
Crown Castle International Corp.:
9.375% 8/1/11		2,035,000	2,111,313
9.5% 8/1/11		105,000	108,150
10.75% 8/1/11		2,255,000	2,424,125
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13 (f)		5,890,000	6,552,625
Kyivstar GSM:
12.75% 11/21/05 (f)		230,000	251,850
12.75% 11/21/05 (Reg. S)		230,000	251,850
Millicom International Cellular SA 11% 6/1/06 (f)		500,000	493,750
Nextel Communications, Inc.:
9.375% 11/15/09		4,720,000	5,062,200
9.5% 2/1/11		2,190,000	2,430,900
9.75% 10/31/07		850,000	884,000
9.95% 2/15/08		4,225,000	4,436,250
12% 11/1/08		460,000	496,800
Rogers Wireless, Inc. 9.625% 5/1/11		1,940,000	2,192,200
			28,302,963
TOTAL TELECOMMUNICATION SERVICES			42,298,976
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - 6.2%
Electric Utilities - 2.2%
AES Drax Holdings Ltd. 10.41% 12/31/20		$ 1,665,000	$ 1,048,950
CMS Energy Corp.:
7.5% 1/15/09		2,090,000	2,058,650
7.625% 11/15/04		785,000	798,738
8.375% 7/1/03		635,000	635,000
8.5% 4/15/11		320,000	331,200
8.9% 7/15/08		1,130,000	1,175,200
9.875% 10/15/07		1,220,000	1,299,300
Edison International 6.875% 9/15/04		735,000	742,350
Illinois Power Co. 11.5% 12/15/10 (f)		2,235,000	2,547,900
Nevada Power Co. 10.875% 10/15/09		190,000	213,750
Pacific Gas & Electric Co.:
6.75% 10/1/23		230,000	230,000
7.05% 3/1/24		115,000	117,300
7.583% 10/31/49 (f)(g)		1,575,000	1,598,625
10% 11/1/05 (f)(g)		2,985,000	3,074,550
PG&E Corp. 6.875% 7/15/08 (f)		950,000	985,625
Reliant Energy Resources Corp.:
7.75% 2/15/11		325,000	365,219
8.125% 7/15/05		1,775,000	1,922,634
Sierra Pacific Power Co. 8% 6/1/08		870,000	896,100
Southern California Edison Co.:
7.125% 7/15/25		60,000	60,600
7.25% 3/1/26		180,000	182,250
7.625% 1/15/10		1,320,000	1,405,800
8% 2/15/07 (f)		1,290,000	1,419,000
Tenaga Nasional BHD:
7.5% 11/1/25 (Reg. S)		300,000	314,687
7.625% 4/1/11 (Reg. S)		400,000	468,000
			23,891,428
Gas Utilities - 1.3%
ANR Pipeline, Inc. 8.875% 3/15/10 (f)		430,000	470,850
CMS Panhandle Holding Co. 6.5% 7/15/09		620,000	683,550
El Paso Energy Corp.:
6.75% 5/15/09		1,945,000	1,779,675
6.95% 12/15/07		960,000	897,600
7.375% 12/15/12		240,000	214,800
7.8% 8/1/31		260,000	214,500
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
El Paso Energy Corp.: - continued
8.05% 10/15/30		$ 165,000	$ 142,725
Noram Energy Corp. 6.5% 2/1/08		325,000	348,563
Northwest Pipeline Corp.:
6.625% 12/1/07		285,000	293,550
8.125% 3/1/10		400,000	432,000
Panhandle Eastern Pipe Line Co.:
7.2% 8/15/24		80,000	81,600
8.25% 4/1/10		270,000	321,975
Southern Natural Gas Co.:
7.35% 2/15/31		4,350,000	4,393,500
8% 3/1/32		35,000	37,100
8.875% 3/15/10 (f)		510,000	558,450
Tennessee Gas Pipeline Co.:
7% 10/15/28		130,000	123,663
7.5% 4/1/17		65,000	66,788
8.375% 6/15/32		195,000	212,063
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05		420,000	420,000
6.25% 1/15/08		1,115,000	1,109,425
7% 8/15/11		330,000	336,600
8.875% 7/15/12		1,455,000	1,640,513
Williams Holdings of Delaware, Inc. 6.25% 2/1/06		180,000	176,400
			14,955,890
Multi-Utilities & Unregulated Power - 2.7%
AES Corp.:
8.75% 6/15/08		247,000	243,295
8.75% 5/15/13 (f)		1,790,000	1,861,600
8.875% 2/15/11		1,139,000	1,110,525
9% 5/15/15 (f)		1,340,000	1,396,950
9.375% 9/15/10		1,096,000	1,101,480
9.5% 6/1/09		458,000	460,290
El Paso Corp.:
7% 5/15/11		3,715,000	3,380,650
7.875% 6/15/12 (f)		1,985,000	1,838,606
Reliant Resources, Inc. 9.25% 7/15/10 (f)		2,100,000	2,110,500
Western Resources, Inc.:
7.125% 8/1/09		250,000	252,500
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Western Resources, Inc.: - continued
7.875% 5/1/07		$ 1,640,000	$ 1,804,000
9.75% 5/1/07		1,730,000	1,937,600
Williams Companies, Inc.:
6.5% 8/1/06		715,000	700,700
6.625% 11/15/04		970,000	970,000
6.75% 1/15/06		1,595,000	1,559,113
7.125% 9/1/11		2,460,000	2,398,500
7.625% 7/15/19		755,000	732,350
8.125% 3/15/12		780,000	799,500
8.625% 6/1/10		1,430,000	1,496,138
9.25% 3/15/04		3,355,000	3,438,875
			29,593,172
TOTAL UTILITIES			68,440,490
TOTAL NONCONVERTIBLE BONDS			531,927,520
TOTAL CORPORATE BONDS (Cost $498,783,873)			537,462,456
U.S. Government and Government Agency Obligations - 16.0%

U.S. Government Agency Obligations - 4.2%
Fannie Mae:
4.375% 3/15/13		12,000,000	12,496,680
5% 5/14/07		3,800,000	3,903,067
5.5% 3/15/11		750,000	850,901
6.25% 2/1/11		380,000	438,225
6.625% 11/15/10		8,452,000	10,217,640
7.25% 1/15/10		270,000	334,883
Federal Home Loan Bank 5.8% 9/2/08		2,970,000	3,415,925
Freddie Mac:
2.875% 9/26/05		3,000,000	3,012,897
3.25% 11/15/04		4,000,000	4,109,488
4.375% 2/4/10		3,440,000	3,545,250
6% 5/25/12		4,000,000	4,157,760
U.S. Government and Government Agency Obligations - continued
		Principal Amount (j)	Value (Note 1)
U.S. Government Agency Obligations - continued
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06		$ 99,066	$ 109,897
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1995-A, 6.28% 6/15/04		240,000	248,717
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1997-A, 6.104% 7/15/03		91,667	91,858
Private Export Funding Corp. secured 6.86% 4/30/04		114,000	119,145
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			47,052,333
U.S. Treasury Inflation Protected Obligations - 1.3%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28		11,341,971	13,826,571
U.S. Treasury Obligations - 10.5%
U.S. Treasury Bills, yield at date of purchase 0.8% to 1.08% 8/14/03		30,000,000	29,970,874
U.S. Treasury Bonds:
6.125% 8/15/29		10,000,000	12,219,140
8.875% 2/15/19		4,800,000	7,351,123
9% 11/15/18		7,250,000	11,193,036
11.25% 2/15/15		2,900,000	4,941,780
U.S. Treasury Notes:
2.625% 5/15/08		13,000,000	13,118,833
3.625% 5/15/13		25,000,000	25,195,300
3.875% 2/15/13		3,000,000	3,087,069
4.75% 11/15/08		5,270,000	5,842,085
4.875% 2/15/12		2,000,000	2,223,124
5% 2/15/11		1,500,000	1,683,692
TOTAL U.S. TREASURY OBLIGATIONS			116,826,056
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $174,040,483)			177,704,960
U.S. Government Agency - Mortgage Securities - 3.4%
		Principal Amount (j)	Value (Note 1)
Fannie Mae - 3.2%
4.5% 7/1/18 (k)		$ 14,000,000	$ 14,280,000
4.5% 6/1/33 to 7/1/33		1,000,000	997,109
5% 7/1/18 (k)		5,000,000	5,162,500
5% 7/1/18 (k)		1,400,000	1,445,500
5% 7/14/33 (k)		1,000,000	1,015,938
5.5% 5/1/11 to 3/1/18		5,926,499	6,158,259
5.5% 7/1/18 (k)		2,018,076	2,083,663
6% 8/1/13 to 1/1/26		400,989	419,423
6.5% 5/1/08 to 9/1/32		3,009,424	3,141,760
7% 9/1/25		45,454	48,022
7.5% 1/1/28 to 5/1/28		130,564	139,050
TOTAL FANNIE MAE			34,891,224
Freddie Mac - 0.0%
6% 12/1/07		142	143
8.5% 3/1/20		58,448	63,834
TOTAL FREDDIE MAC			63,977
Government National Mortgage Association - 0.2%
6% 1/15/09 to 5/15/09		315,276	332,578
6.5% 4/15/26 to 5/15/26		281,449	296,217
7% 9/15/25 to 5/15/32		840,882	888,968
7.5% 2/15/22 to 8/15/28		654,048	698,614
8% 9/15/26 to 12/15/26		95,775	103,825
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			2,320,202
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $37,121,523)			37,275,403
Collateralized Mortgage Obligations - 0.7%

U.S. Government Agency - 0.7%
Fannie Mae Series 2003-29 Class ZA, 5% 4/25/18		52,135	52,141
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2001-53 Class OH, 6.5% 6/25/30		5,500,000	5,631,894
Series 2003-1 Class ZB, 5% 2/25/18		3,361	3,356
Freddie Mac planned amortization class Series 2351 Class PX, 6.5% 7/15/30		2,000,000	2,050,635
Collateralized Mortgage Obligations - continued
		Principal Amount (j)	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed Series 2567:
Class ZE, 5% 2/15/18		$ 9,252	$ 9,258
Class ZK, 5% 2/15/18		2,815	2,813
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,909,544)			7,750,097
Foreign Government and Government Agency Obligations - 21.5%

Argentinian Republic 1.369% 8/3/12 (g)		950,000	563,825
Banco Central del Uruguay:
Brady:
par A 6.75% 2/19/21		1,000,000	807,500
par B 6.75% 3/21/21		100,000	80,750
value recovery A rights 1/2/21 (h)		1,000,000	10
value recovery B rights 1/2/21 (h)		750,000	8
Bogota Distrito Capital:
9.5% 12/12/06 (f)		540,000	575,100
9.5% 12/12/06 (Reg. S)		2,038,000	2,170,470
Brazilian Federative Republic:
Brady:
new money bond L, 2.1875% 4/15/09 (Bearer) (g)		811,763	685,940
par Z-L 6% 4/15/24		1,955,000	1,593,325
8.875% 4/15/24		3,360,000	2,637,600
11% 1/11/12		775,000	775,000
11% 8/17/40		3,900,000	3,572,400
11.25% 7/26/07		2,815,000	2,962,788
11.5% 3/12/08		4,110,000	4,336,050
12% 4/15/10		2,285,000	2,376,400
12.25% 3/6/30		1,725,000	1,738,800
12.75% 1/15/20		935,000	967,725
14.5% 10/15/09		870,000	1,000,500
Canadian Government:
3.5% 6/1/04	CAD	10,430,000	7,774,908
5.25% 6/1/12	CAD	5,350,000	4,200,453
5.5% 6/1/09	CAD	5,100,000	4,081,741
7% 12/1/06	CAD	2,900,000	2,397,374
9% 6/1/25	CAD	6,800,000	7,643,618
Central Bank of Nigeria:
Brady 6.25% 11/15/20		4,500,000	3,870,000
warrants 11/15/20 (a)(h)		3,250	1,138
Foreign Government and Government Agency Obligations - continued
		Principal Amount (j)	Value (Note 1)
Chilean Republic 6.875% 4/28/09		$ 700,000	$ 805,350
Colombian Republic:
7.625% 2/15/07		770,000	826,788
10.5% 7/9/10		2,345,000	2,714,338
10.75% 1/15/13		440,000	517,000
11.375% 1/31/08	EUR	640,000	834,535
11.75% 2/25/20		1,135,000	1,415,913
Dominican Republic 9.5% 9/27/06 (Reg. S)		2,890,000	2,716,600
Dutch Government 5.5% 1/15/28	EUR	5,300,000	6,829,828
Ecuador Republic:
6% 8/15/30 (e)(f)		553,000	338,713
6% 8/15/30 (Reg. S) (e)		500,000	306,250
12% 11/15/12 (Reg. S)		655,000	533,825
euro par 4.75% 2/28/25 (e)		365,000	193,450
French Government:
OAT 5.25% 4/25/08	EUR	9,900,000	12,554,704
3.5% 1/12/05	EUR	3,900,000	4,586,107
3.75% 1/12/07	EUR	4,000,000	4,777,665
4.5% 7/12/06	EUR	3,520,000	4,291,645
German Federal Republic:
4.25% 2/18/05	EUR	2,200,000	2,619,711
5% 8/19/05	EUR	2,000,000	2,434,750
5% 1/4/12	EUR	10,600,000	13,361,859
5.25% 1/4/11	EUR	15,750,000	20,181,941
5.375% 1/4/10	EUR	1,350,000	1,737,963
Italian Republic 3.75% 6/8/05	JPY	1,140,000,000	10,200,852
Ivory Coast:
Brady FLIRB A 2% 3/29/18 (c)(e)	FRF	3,000,000	98,740
FLIRB 2% 3/29/18 (Reg. S) (c)(g)		1,020,000	191,250
Japan Government 2% 6/20/22	JPY	50,000,000	477,103
Panamanian Republic:
Brady par 4.75% 7/17/26 (e)		250,000	193,750
9.625% 2/8/11		1,460,000	1,700,900
10.75% 5/15/20		770,000	962,500
Peruvian Republic:
3% 3/7/27 (e)		500,000	310,000
9.125% 1/15/08		985,000	1,073,650
9.125% 2/21/12		447,000	477,173
Philippine Republic:
Brady Principle Collateralized Interest Reduction Bond par 6.5% 12/1/17		2,385,000	2,396,925
Foreign Government and Government Agency Obligations - continued
		Principal Amount (j)	Value (Note 1)
Philippine Republic: - continued
6.5% 6/1/18		$ 320,000	$ 304,000
9.125% 2/22/10 (Reg. S)	EUR	510,000	622,447
9.875% 3/16/10		1,885,000	2,144,188
9.875% 1/15/19		1,205,000	1,330,019
Polish Government Brady par 3.75% 10/27/24 (e)		620,000	581,250
Quebec Province 1.6% 5/9/13	JPY	150,000,000	1,328,658
Russian Federation:
5% 3/31/30 (e)(f)		3,900,000	3,787,875
5% 3/31/30 (Reg. S) (e)		9,810,000	9,527,963
11% 7/24/18 (Reg. S)		1,857,000	2,655,510
12.75% 6/24/28 (Reg. S)		1,423,000	2,392,419
South African Republic:
7.375% 4/25/12		500,000	575,000
yankee 8.5% 6/23/17		1,200,000	1,473,526
Turkish Republic:
11.75% 6/15/10		640,000	664,000
11.875% 1/15/30		1,350,000	1,393,875
12.375% 6/15/09		2,930,000	3,149,750
Ukraine Cabinet of Ministers 7.65% 6/11/13 (f)		1,500,000	1,492,500
Ukraine Government 11% 3/15/07 (Reg. S)		2,415,478	2,660,045
United Kingdom, Great Britain & Northern Ireland:
6% 12/7/28	GBP	550,000	1,111,152
6.25% 11/25/10	GBP	3,270,000	6,169,527
6.5% 12/7/03	GBP	500,000	838,582
7.5% 12/7/06	GBP	2,410,000	4,483,935
8% 6/7/21	GBP	250,000	592,337
8.75% 8/25/17	GBP	3,800,000	9,164,532
United Mexican States:
7.5% 1/14/12		1,500,000	1,717,500
8.125% 12/30/19		2,330,000	2,673,675
8.3% 8/15/31		770,000	887,425
8.375% 1/14/11		480,000	577,200
9.875% 2/1/10		1,900,000	2,446,250
11.375% 9/15/16		2,770,000	4,044,200
11.5% 5/15/26		1,090,000	1,626,825
Uruguay Republic 7.875% 1/15/33 pay-in-kind		455,000	308,263
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		3,260	0
6.66% 3/31/20	DEM	3,190,000	1,558,773
9.25% 9/15/27		2,950,000	2,205,125
11% 3/5/08	EUR	246,000	257,752
Foreign Government and Government Agency Obligations - continued
		Principal Amount (j)	Value (Note 1)
Venezuelan Republic: - continued
13.625% 8/15/18		$ 120,000	$ 120,000
euro Brady:
debt conversion bond 1.875% 12/18/07 (g)		1,011,909	809,527
par W-B 6.75% 3/31/20		1,055,000	920,488
oil recovery warrants 4/18/20 (h)		1,666	0
Vietnamese Socialist Republic Brady par 3.5% 3/12/28 (e)		345,000	252,713
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $207,489,389)			238,324,007
Supranational Obligations - 0.6%

European Investment Bank euro 0.875% 11/8/04	JPY	350,000,000	2,957,712
International Bank for Reconstruction & Development 4.75% 12/20/04	JPY	400,000,000	3,573,070
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $6,620,282)			6,530,782
Common Stocks - 0.3%
	Shares
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
NTL Europe, Inc. (a)	5	0
NTL, Inc. (a)	82,056	2,799,751
NTL, Inc. warrants 11/13/11 (a)	6	7
		2,799,758
TOTAL COMMON STOCKS (Cost $5,910,250)		2,799,758
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	3,800	155,230
Preferred Stocks - continued
	Shares	Value (Note 1)
Convertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
Digitalglobe, Inc. Series C, 8.5%, pay-in-kind	895	$ 671
TOTAL TELECOMMUNICATION SERVICES		155,901
Nonconvertible Preferred Stocks - 0.5%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Fresenius Medical Care Capital Trust II 7.875%	1,260	1,358,477
Insurance - 0.0%
American Annuity Group Capital Trust II 8.875%	240	253,680
TOTAL FINANCIALS		1,612,157
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Broadwing Communications, Inc. Series B, 12.5% pay-in-kind	2,881	605,010
NTL Europe, Inc. Series A, 10%	129	387
		605,397
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc.:
Series D, 13%	33	35,021
Series E, 11.125%	3,187	3,394,155
		3,429,176
TOTAL TELECOMMUNICATION SERVICES		4,034,573
TOTAL NONCONVERTIBLE PREFERRED STOCKS		5,646,730
TOTAL PREFERRED STOCKS (Cost $7,733,449)		5,802,631
Floating Rate Loans - 0.8%
	Principal Amount (j)	Value (Note 1)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Hilton Head Communications LP Tranche B term loan 0% 3/31/08 (g)	$ 1,800,000	$ 1,476,000
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Olympus Cable Holdings LLC Tranche B term loan 6% 9/30/10 (g)	2,420,000	2,153,800
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Qwest Corp. Tranche A term loan 6.5% 6/30/07 (g)	2,700,000	2,720,250
UTILITIES - 0.2%
Electric Utilities - 0.2%
Centerpoint Energy House Electric LLC term loan 12.75% 11/11/05 (g)	600,000	696,000
CMS Energy Corp.:
Tranche B term loan 7.5% 4/30/04 (g)	246,000	246,615
Tranche C term loan 9% 9/30/04 (g)	437,838	441,122
Consumers Energy Co. term loan 5.8388% 7/11/04 (g)	83,333	83,437
Sierra Pacific Power Co. term loan 10.5% 10/31/05 (g)	696,500	713,913
		2,181,087
TOTAL FLOATING RATE LOANS (Cost $8,163,561)		8,531,137
Sovereign Loan Participations - 0.2%

Algerian Republic loan participation:
Series 1 - Credit Suisse First Boston 2.1875% 9/4/06 (g)	295,556	285,950
Series 1 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 2.1875% 9/4/06 (g)	200,911	194,382
Series 1 - Salomon Brothers 2.1875% 9/4/06 (g)	87,500	84,656
Series 3 - Credit Suisse First Boston 2.1875% 3/4/10 (g)	238,824	224,494
Series 3 - Deutsche Bank 2.1875% 3/4/10 (g)	41,176	38,706
Series 3 - JPMorgan Chase 2.1875% 3/4/10 (g)	41,176	38,706
Series 3 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 2.1875% 3/4/10 (g)	104,639	98,360
Series 3 - Salomon Brothers 2.1875% 3/4/10 (g)	192,500	180,950
Sovereign Loan Participations - continued
	Principal Amount (j)	Value (Note 1)
Indonesian Republic loan participation:
- Barclays Bank 2.1875% 3/28/13 (g)	$ 230,000	$ 185,150
- Deutsche Bank:
2% 3/21/05 (g)	410,000	364,900
2.1875% 3/28/13 (g)	543,950	437,880
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,015,288)		2,134,134
Money Market Funds - 8.9%
	Shares
Fidelity Cash Central Fund, 1.18% (b) (Cost $98,456,110)	98,456,110	98,456,110
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.08%, dated 6/30/03 due 7/1/03) (Cost $2,547,000)	$ 2,547,077	2,547,000
Purchased Options - 0.0%
Expiration Date/Strike Price		Underlying Face Amount
Purchased Options - 0.0%
Lehman Brothers Holdings, Inc. Call Option on $1,607,143 notional amount of Venezuelan Republic euro Brady debt conversion bond 1.875% 12/18/07 (Cost $84,375)	December 2003/$83.00	$ 1,285,714	59,786
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $1,056,875,127)	1,125,378,261
NET OTHER ASSETS - (1.6)%	(17,209,682)
NET ASSETS - 100%	$ 1,108,168,579
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
CAD	-	Canadian dollar
DEM	-	German deutsche mark
EUR	-	European Monetary Unit
FRF	-	French franc
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $150,579,179 or 13.6% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.
(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind	2/23/98 - 6/30/03	$ 947,315
(j) Principal amount is stated in United States dollars unless otherwise noted.
(k) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	66.7%
Canada	4.0
Germany	3.9
United Kingdom	3.3
France	3.1
Mexico	3.1
Brazil	2.3
Russia	2.3
Netherlands	1.4
Others (individually less than 1%)	9.9
100.0%
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $10,665,271 or 1.0% of net assets.

Purchases and sales of securities, other than short-term securities, aggregated $919,899,344 and $642,271,504, respectively, of which long-term U.S. government and government agency obligations aggregated $444,211,566 and $398,479,735, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $785,720 or 0.1% of net assets.

Income Tax Information

At December 31, 2002, the fund had a capital loss carryforward of approximately $34,640,000 of which $10,864,000, $4,074,000, $7,897,000 and $11,805,000 will expire on December 31, 2007, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,547,000) (cost $ 1,056,875,127) - See accompanying schedule		$ 1,125,378,261
Cash		89,750
Foreign currency held at value (cost $ 13,336)		13,337
Receivable for investments sold		9,487,937
Receivable for fund shares sold		8,198,530
Dividends receivable		13,857
Interest receivable		16,317,359
Other receivables		208
Total assets		1,159,499,239

Liabilities
Payable for investments purchased Regular delivery	$ 19,817,858
Delayed delivery	27,602,142
Payable for fund shares redeemed	1,991,475
Distributions payable	746,855
Accrued management fee	511,004
Distribution fees payable	392,029
Other payables and accrued expenses	269,297
Total liabilities		51,330,660

Net Assets		$ 1,108,168,579
Net Assets consist of:
Paid in capital		$ 1,046,318,154
Undistributed net investment income		5,730,600
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,246,384)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		68,366,209
Net Assets		$ 1,108,168,579

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($112,089,860 ÷ 9,926,670 shares)	$ 11.29

Maximum offering price per share (100/95.25 of $11.29)	$ 11.85
Class T: Net Asset Value and redemption price per share ($404,404,206 ÷ 35,823,491 shares)	$ 11.29

Maximum offering price per share (100/96.50 of $11.29)	$ 11.70
Class B: Net Asset Value and offering price per share ($224,873,631 ÷ 19,879,684 shares) A	$ 11.31

Class C: Net Asset Value and offering price per share ($178,612,012 ÷ 15,835,709 shares) A	$ 11.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($188,188,870 ÷ 16,555,532 shares)	$ 11.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 114,278
Interest		29,155,796
Total income		29,270,074

Expenses
Management fee	$ 2,462,913
Transfer agent fees	796,097
Distribution fees	1,799,949
Accounting fees and expenses	231,285
Non-interested trustees' compensation	1,606
Custodian fees and expenses	72,454
Registration fees	103,501
Audit	33,708
Legal	9,222
Miscellaneous	2,910
Total expenses before reductions	5,513,645
Expense reductions	(6,341)	5,507,304
Net investment income (loss)		23,762,770
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	23,428,009
Foreign currency transactions	312,071
Swap agreements	51,526
Total net realized gain (loss)		23,791,606
Change in net unrealized appreciation (depreciation) on: Investment securities	48,999,516
Assets and liabilities in foreign currencies	(200,106)
Total change in net unrealized appreciation (depreciation)		48,799,410
Net gain (loss)		72,591,016
Net increase (decrease) in net assets resulting from operations		$ 96,353,786

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,762,770	$ 34,669,620
Net realized gain (loss)	23,791,606	(9,832,713)
Change in net unrealized appreciation (depreciation)	48,799,410	25,539,529
Net increase (decrease) in net assets resulting from operations	96,353,786	50,376,436
Distributions to shareholders from net investment income	(21,707,497)	(34,038,481)
Share transactions - net increase (decrease)	362,789,427	185,250,809
Total increase (decrease) in net assets	437,435,716	201,588,764

Net Assets
Beginning of period	670,732,863	469,144,099
End of period (including undistributed net investment income of $5,730,600 and undistributed net investment income of $3,675,327, respectively)	$ 1,108,168,579	$ 670,732,863

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.11	$ 10.12	$ 10.47	$ 10.56	$ 11.09
Income from Invest- ment Operations
Net investment income (loss) E	.317	.668	.730 G	.793	.775	.771
Net realized and unrealized gain (loss)	.927	.214	(.081) G	(.434)	(.152)	(.512)
Total from investment operations	1.244	.882	.649	.359	.623	.259
Distributions from net investment income	(.294)	(.652)	(.659)	(.709)	(.713)	(.729)
Distributions in excess of net realized gain	-	-	-	-	-	(.060)
Total distributions	(.294)	(.652)	(.659)	(.709)	(.713)	(.789)
Net asset value, end of period	$ 11.29	$ 10.34	$ 10.11	$ 10.12	$ 10.47	$ 10.56
Total Return B, C, D	12.18%	9.09%	6.53%	3.58%	6.12%	2.38%
Ratios to Average Net Assets F
Expenses before expense reductions	1.04% A	1.04%	1.07%	1.08%	1.08%	1.23%
Expenses net of voluntary waivers, if any	1.04% A	1.04%	1.07%	1.08%	1.08%	1.23%
Expenses net of all reductions	1.03% A	1.04%	1.07%	1.08%	1.07%	1.22%
Net investment income (loss)	5.93% A	6.65%	7.18% G	7.76%	7.44%	7.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 112,090	$ 56,526	$ 33,271	$ 17,948	$ 12,800	$ 9,596
Portfolio turnover rate	162% A	111%	120%	99%	146%	150%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 10.11	$ 10.11	$ 10.47	$ 10.55	$ 11.09
Income from Invest- ment Operations
Net investment income (loss) E	.312	.660	.725 G	.788	.772	.781
Net realized and unrealized gain (loss)	.937	.203	(.074) G	(.445)	(.147)	(.535)
Total from investment operations	1.249	.863	.651	.343	.625	.246
Distributions from net investment income	(.289)	(.643)	(.651)	(.703)	(.705)	(.726)
Distributions in excess of net realized gain	-	-	-	-	-	(.060)
Total distributions	(.289)	(.643)	(.651)	(.703)	(.705)	(.786)
Net asset value, end of period	$ 11.29	$ 10.33	$ 10.11	$ 10.11	$ 10.47	$ 10.55
Total Return B, C, D	12.24%	8.89%	6.55%	3.42%	6.15%	2.26%
Ratios to Average Net Assets F
Expenses before expense reductions	1.13% A	1.13%	1.15%	1.14%	1.13%	1.18%
Expenses net of voluntary waivers, if any	1.13% A	1.13%	1.15%	1.14%	1.13%	1.18%
Expenses net of all reductions	1.13% A	1.13%	1.15%	1.14%	1.13%	1.17%
Net investment income (loss)	5.83% A	6.57%	7.10% G	7.70%	7.38%	7.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 404,404	$ 279,109	$ 238,034	$ 206,972	$ 190,335	$ 189,755
Portfolio turnover rate	162% A	111%	120%	99%	146%	150%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 10.12	$ 10.13	$ 10.49	$ 10.57	$ 11.10
Income from Invest- ment Operations
Net investment income (loss) E	.277	.595	.658 G	.722	.703	.713
Net realized and unrealized gain (loss)	.936	.212	(.085) G	(.447)	(.146)	(.529)
Total from investment operations	1.213	.807	.573	.275	.557	.184
Distributions from net investment income	(.253)	(.577)	(.583)	(.635)	(.637)	(.654)
Distributions in excess of net realized gain	-	-	-	-	-	(.060)
Total distributions	(.253)	(.577)	(.583)	(.635)	(.637)	(.714)
Net asset value, end of period	$ 11.31	$ 10.35	$ 10.12	$ 10.13	$ 10.49	$ 10.57
Total Return B, C, D	11.85%	8.28%	5.74%	2.73%	5.45%	1.69%
Ratios to Average Net Assets F
Expenses before expense reductions	1.80% A	1.78%	1.81%	1.80%	1.78%	1.83%
Expenses net of voluntary waivers, if any	1.80% A	1.78%	1.81%	1.80%	1.78%	1.83%
Expenses net of all reductions	1.79% A	1.78%	1.81%	1.80%	1.78%	1.83%
Net investment income (loss)	5.16% A	5.91%	6.44% G	7.04%	6.73%	6.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 224,874	$ 146,726	$ 115,957	$ 87,879	$ 86,116	$ 72,773
Portfolio turnover rate	162% A	111%	120%	99%	146%	150%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 10.10	$ 10.11	$ 10.46	$ 10.55	$ 11.08
Income from Invest- ment Operations
Net investment income (loss) E	.271	.585	.647 G	.707	.687	.672
Net realized and unrealized gain (loss)	.938	.204	(.082) G	(.432)	(.151)	(.517)
Total from investment operations	1.209	.789	.565	.275	.536	.155
Distributions from net investment income	(.249)	(.569)	(.575)	(.625)	(.626)	(.625)
Distributions in excess of net realized gain	-	-	-	-	-	(.060)
Total distributions	(.249)	(.569)	(.575)	(.625)	(.626)	(.685)
Net asset value, end of period	$ 11.28	$ 10.32	$ 10.10	$ 10.11	$ 10.46	$ 10.55
Total Return B, C, D	11.83%	8.10%	5.67%	2.74%	5.25%	1.42%
Ratios to Average Net Assets F
Expenses before expense reductions	1.88% A	1.87%	1.89%	1.91%	1.91%	2.13%
Expenses net of voluntary waivers, if any	1.88% A	1.87%	1.89%	1.91%	1.91%	2.07%
Expenses net of all reductions	1.87% A	1.87%	1.89%	1.90%	1.90%	2.07%
Net investment income (loss)	5.08% A	5.83%	6.35% G	6.94%	6.61%	6.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 178,612	$ 67,941	$ 40,036	$ 25,891	$ 16,927	$ 11,248
Portfolio turnover rate	162% A	111%	120%	99%	146%	150%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.17	$ 10.18	$ 10.53	$ 10.61	$ 11.14
Income from Invest- ment Operations
Net investment income (loss) D	.327	.685	.725 F	.816	.799	.805
Net realized and unrealized gain (loss)	.945	.210	(.059) F	(.437)	(.150)	(.533)
Total from investment operations	1.272	.895	.666	.379	.649	.272
Distributions from net investment income	(.302)	(.665)	(.676)	(.729)	(.729)	(.742)
Distributions in excess of net realized gain	-	-	-	-	-	(.060)
Total distributions	(.302)	(.665)	(.676)	(.729)	(.729)	(.802)
Net asset value, end of period	$ 11.37	$ 10.40	$ 10.17	$ 10.18	$ 10.53	$ 10.61
Total Return B, C	12.38%	9.17%	6.67%	3.76%	6.35%	2.49%
Ratios to Average Net Assets E
Expenses before expense reductions	.89% A	.92%	.94%	.90%	.93%	1.07%
Expenses net of voluntary waivers, if any	.89% A	.92%	.94%	.90%	.93%	1.07%
Expenses net of all reductions	.89% A	.92%	.94%	.90%	.93%	1.07%
Net investment income (loss)	6.07% A	6.78%	7.31% F	7.95%	7.58%	7.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 188,189	$ 120,430	$ 41,845	$ 4,298	$ 3,645	$ 4,636
Portfolio turnover rate	162% A	111%	120%	99%	146%	150%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Strategic Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 84,761,504	|
Unrealized depreciation	(14,069,840)
Net unrealized appreciation (depreciation)	$ 70,691,664
Cost for federal income tax purposes	$ 1,054,686,597

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption "Purchased Options". This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities .

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement.

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

Semiannual Report

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .59% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 57,951	$ 191
Class T	0%	.25%	410,896	9,575
Class B	.65%	.25%	801,222	579,968
Class C	.75%	.25%	529,880	265,976
			$ 1,799,949	$ 855,710

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 102,044
Class T	80,036
Class B*	260,677
Class C*	11,247
$ 454,004

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 73,100	.19*
Class T	303,028	.19*
Class B	172,132	.19*
Class C	92,573	.18*
Institutional Class	155,264	.20*
	$ 796,097

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $407,793 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $6,341.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2003	Year ended December 31, 2002
From net investment income
Class A	$ 2,074,696	$ 2,879,245
Class T	8,761,902	16,209,599
Class B	4,128,987	7,449,865
Class C	2,376,312	3,035,475
Institutional Class	4,365,600	4,464,297
Total	$ 21,707,497	$ 34,038,481

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2003	Year ended December 31, 2002	Six months ended June 30, 2003	Year ended December 31, 2002
Class A
Shares sold	5,578,488	3,311,430	$ 60,842,403	$ 33,311,262
Reinvestment of distributions	146,328	217,732	1,595,815	2,195,461
Shares redeemed	(1,267,489)	(1,350,552)	(13,628,445)	(13,573,108)
Net increase (decrease)	4,457,327	2,178,610	$ 48,809,773	$ 21,933,615
Class T
Shares sold	13,157,649	10,286,192	$ 143,315,736	$ 103,303,183
Reinvestment of distributions	699,575	1,374,178	7,608,647	13,847,406
Shares redeemed	(5,050,677)	(8,196,786)	(54,517,860)	(82,139,990)
Net increase (decrease)	8,806,547	3,463,584	$ 96,406,523	$ 35,010,599
Class B
Shares sold	7,506,704	6,223,682	$ 81,790,547	$ 62,644,094
Reinvestment of distributions	256,560	483,525	2,798,219	4,882,187
Shares redeemed	(2,058,315)	(3,985,766)	(22,198,160)	(40,018,841)
Net increase (decrease)	5,704,949	2,721,441	$ 62,390,606	$ 27,507,440
Class C
Shares sold	10,262,844	3,875,283	$ 112,361,088	$ 38,915,513
Reinvestment of distributions	147,945	202,676	1,616,510	2,041,525
Shares redeemed	(1,157,029)	(1,460,744)	(12,583,463)	(14,644,174)
Net increase (decrease)	9,253,760	2,617,215	$ 101,394,135	$ 26,312,864
Institutional Class
Shares sold	6,542,240	10,417,693	$ 70,957,369	$ 104,200,059
Reinvestment of distributions	369,568	409,628	4,044,821	4,167,443
Shares redeemed	(1,935,866)	(3,363,329)	(21,213,800)	(33,881,211)
Net increase (decrease)	4,975,942	7,463,992	$ 53,788,390	$ 74,486,291

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

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Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
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Fidelity Advisor Balanced Fund
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Prime Fund
Tax-Exempt Fund
Treasury Fund

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Fidelity ® Advisor

Strategic Income
Fund - Institutional Class

Semiannual Report

June 30, 2003

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Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Holdings as of June 30, 2003
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	9.1	14.0
Fannie Mae	6.2	4.4
German Federal Republic	3.6	5.9
French Government	2.3	1.1
Canadian Government	2.3	2.8
	23.5
Top Five Market Sectors as of June 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	11.8	14.4
Financials	7.7	7.0
Utilities	6.4	5.7
Telecommunication Services	4.8	4.6
Energy	4.7	4.2
Quality Diversification (% of fund's net assets)
As of June 30, 2003	As of December 31, 2002
U.S.Government and U.S. Government Agency Obligations 17.4%	U.S.Government and U.S. Government Agency Obligations 20.8%
AAA,AA,A 13.4%	AAA,AA,A 15.9%
BBB 5.0%	BBB 8.0%
BB 15.2%	BB 18.9%
B 27.5%	B 26.7%
CCC,CC,C 8.4%	CCC,CC,C 4.2%
D 0.3%	D 0.2%
Not Rated 1.8%	Not Rated 1.1%
Equities 0.8%	Equities 0.4%
Short-Term Investments and Net Other Assets 10.2%	Short-Term Investments and Net Other Assets 3.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of June 30, 2003 *		As of December 31, 2002 **
	Corporate Bonds 48.5%		Corporate Bonds 49.7%
	U.S. Government and Government Agency Obligations 17.4%		U.S. Government and Government Agency Obligations 20.8%
	Foreign Government & Government Agency Obligations 21.5%		Foreign Government & Government Agency Obligations 23.7%
	Stocks 0.8%		Stocks 0.4%
	Other Investments 1.6%		Other Investments 1.6%
	Short-Term Investments and Net Other Assets 10.2%		Short-Term Investments and Net Other Assets 3.8%
* Foreign investments	33.3%	** Foreign investments	35.0%

Semiannual Report

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 48.5%
		Principal Amount (j)	Value (Note 1)
Convertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
EchoStar Communications Corp. 4.875% 1/1/07 (f)		$ 130,000	$ 130,650
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Total Renal Care Holdings 7% 5/15/09		3,515,000	3,664,388
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Atmel Corp. 0% 5/23/21		4,290,000	1,613,898
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 2% 6/1/06 pay-in-kind		56,000	126,000
TOTAL CONVERTIBLE BONDS			5,534,936
Nonconvertible Bonds - 48.0%
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.8%
Arvin Industries, Inc. 6.75% 3/15/08		760,000	786,600
ArvinMeritor, Inc. 8.75% 3/1/12		1,820,000	2,020,200
Dana Corp.:
9% 8/15/11		1,450,000	1,558,750
10.125% 3/15/10		1,855,000	2,040,500
Lear Corp.:
7.96% 5/15/05		760,000	817,000
8.11% 5/15/09		1,100,000	1,259,500
Stoneridge, Inc. 11.5% 5/1/12		35,000	39,200
United Components, Inc. 9.375% 6/15/13 (f)		360,000	370,800
			8,892,550
Hotels, Restaurants & Leisure - 3.5%
Bally Total Fitness Holding Corp.:
9.875% 10/15/07		1,400,000	1,281,000
10.5% 7/15/11 (f)		1,750,000	1,758,750
Coast Hotels & Casinos, Inc. 9.5% 4/1/09		740,000	784,400
Domino's, Inc. 8.25% 7/1/11 (f)		670,000	688,425
Florida Panthers Holdings, Inc. 9.875% 4/15/09		2,205,000	2,370,375
Herbst Gaming, Inc. 10.75% 9/1/08		310,000	341,775
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Hilton Hotels Corp.:
7.625% 12/1/12		$ 660,000	$ 721,050
8.25% 2/15/11		1,315,000	1,466,225
Horseshoe Gaming LLC 8.625% 5/15/09		1,740,000	1,853,100
ITT Corp. 7.375% 11/15/15		610,000	629,825
MGM MIRAGE 8.5% 9/15/10		435,000	511,669
Morton's Restaurant Group, Inc. 7.5% 7/1/10 (f)(k)		370,000	320,050
Penn National Gaming, Inc. 8.875% 3/15/10		3,675,000	3,895,500
Speedway Motorsports, Inc. 6.75% 6/1/13 (f)		700,000	721,000
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07		1,480,000	1,554,000
7.875% 5/1/12		985,000	1,073,650
Station Casinos, Inc. 8.375% 2/15/08		4,000,000	4,300,000
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11		3,735,000	4,024,463
Town Sports International, Inc. 9.625% 4/15/11 (f)		1,435,000	1,503,163
Tricon Global Restaurants, Inc.:
8.5% 4/15/06		400,000	448,000
8.875% 4/15/11		3,445,000	4,065,100
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10		295,000	332,613
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)		460,000	478,400
Wheeling Island Gaming, Inc. 10.125% 12/15/09		735,000	729,488
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10		2,550,000	2,805,000
			38,657,021
Household Durables - 0.6%
Beazer Homes USA, Inc. 8.625% 5/15/11		1,085,000	1,198,925
D.R. Horton, Inc.:
7.875% 8/15/11		1,000,000	1,095,000
8% 2/1/09		1,300,000	1,436,500
KB Home:
7.75% 2/1/10		520,000	559,000
8.625% 12/15/08		350,000	399,000
Ryland Group, Inc. 9.125% 6/15/11		510,000	578,850
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind (i)		$ 970,025	$ 785,720
Standard Pacific Corp. 9.25% 4/15/12		315,000	348,075
			6,401,070
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09		1,380,000	1,531,800
Media - 6.3%
AMC Entertainment, Inc.:
9.5% 3/15/09		400,000	410,000
9.5% 2/1/11		375,000	388,125
9.875% 2/1/12		1,740,000	1,861,800
American Media Operations, Inc.:
8.875% 1/15/11 (f)		260,000	280,150
10.25% 5/1/09		1,295,000	1,395,363
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (d)		2,950,000	1,696,250
0% 4/1/11 (d)		1,780,000	1,165,900
0% 5/15/11 (d)		2,510,000	1,255,000
8.625% 4/1/09		4,090,000	2,985,700
9.625% 11/15/09		570,000	418,950
10% 4/1/09		2,415,000	1,859,550
10% 5/15/11		925,000	675,250
10.75% 10/1/09		1,670,000	1,302,600
Cinemark USA, Inc.:
8.5% 8/1/08		615,000	634,988
9% 2/1/13 (f)		500,000	543,750
9.625% 8/1/08		545,000	547,725
Corus Entertainment, Inc. 8.75% 3/1/12		1,970,000	2,112,825
CSC Holdings, Inc.:
7.625% 4/1/11		1,520,000	1,535,200
7.625% 7/15/18		270,000	267,300
7.875% 2/15/18		105,000	108,675
9.875% 2/15/13		1,350,000	1,390,500
EchoStar DBS Corp.:
9.125% 1/15/09		70,000	78,225
9.375% 2/1/09		820,000	875,350
10.375% 10/1/07		6,120,000	6,777,900
Entravision Communications Corp. 8.125% 3/15/09		1,930,000	2,012,025
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Grupo Televisa SA de CV 8% 9/13/11		$ 1,490,000	$ 1,657,625
Houghton Mifflin Co.:
8.25% 2/1/11 (f)		2,665,000	2,798,250
9.875% 2/1/13 (f)		1,675,000	1,809,000
Innova S. de R.L. yankee 12.875% 4/1/07		280,000	282,800
Lamar Media Corp.:
7.25% 1/1/13		370,000	390,350
8.625% 9/15/07		770,000	802,725
LBI Media, Inc. 10.125% 7/15/12		835,000	918,500
Livent, Inc. yankee 9.375% 10/15/04 (c)		300,000	51,000
Nextmedia Operating, Inc. 10.75% 7/1/11		490,000	548,800
PanAmSat Corp.:
6.125% 1/15/05		830,000	844,525
6.375% 1/15/08		490,000	502,250
Pearson PLC 6.125% 2/1/07	EUR	500,000	629,240
Pegasus Satellite Communications, Inc. 11.25% 1/15/10 (f)		1,010,000	949,400
PEI Holdings, Inc. 11% 3/15/10 (f)		2,270,000	2,508,350
Penton Media, Inc. 11.875% 10/1/07		265,000	251,750
Radio One, Inc. 8.875% 7/1/11		4,015,000	4,446,613
Regal Cinemas Corp. 9.375% 2/1/12		1,535,000	1,696,175
Rogers Cable, Inc.:
6.25% 6/15/13 (f)		1,160,000	1,151,300
yankee 7.875% 5/1/12		1,710,000	1,821,150
Susquehanna Media Co.:
7.375% 4/15/13		770,000	812,350
8.5% 5/15/09		90,000	94,950
Telewest PLC:
11% 10/1/07 (c)		6,795,000	2,480,175
yankee 9.625% 10/1/06 (c)		1,720,000	619,200
TV Azteca SA de CV:
euro 10.5% 2/15/07 (Reg. S)		1,050,000	1,057,875
yankee 10.5% 2/15/07		250,000	251,875
Vertis, Inc. 9.75% 4/1/09 (f)		1,600,000	1,628,000
Vivendi Universal SA 9.25% 4/15/10 (f)		3,580,000	4,045,400
Von Hoffman Holdings, Inc. 13.5% 5/15/09		140,131	130,322
Yell Finance BV 10.75% 8/1/11		1,750,000	1,981,875
			69,740,926
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.1%
Barneys, Inc. 9% 4/1/08 unit (f)		$ 1,160,000	$ 1,044,000
Specialty Retail - 0.1%
Hollywood Entertainment Corp. 9.625% 3/15/11		1,760,000	1,918,400
Textiles Apparel & Luxury Goods - 0.2%
Dan River, Inc. 12.75% 4/15/09 (f)		1,170,000	1,053,000
Levi Strauss & Co. 12.25% 12/15/12		1,090,000	904,700
			1,957,700
TOTAL CONSUMER DISCRETIONARY			130,143,467
CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 0.2%
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07		540,000	504,900
9.125% 12/15/11		1,440,000	1,346,400
			1,851,300
Food Products - 1.0%
Central Garden & Pet Co. 9.125% 2/1/13		260,000	278,200
Chiquita Brands International, Inc. 10.56% 3/15/09		2,295,000	2,478,600
Corn Products International, Inc.:
8.25% 7/15/07		1,250,000	1,400,000
8.45% 8/15/09		215,000	242,413
Dean Foods Co.:
6.625% 5/15/09		90,000	95,850
6.9% 10/15/17		979,000	969,210
8.15% 8/1/07		1,350,000	1,498,500
Del Monte Corp. 8.625% 12/15/12 (f)		490,000	527,975
Doane Pet Care Co.:
9.75% 5/15/07		1,170,000	1,111,500
10.75% 3/1/10		800,000	872,000
Gruma SA de CV 7.625% 10/15/07		1,040,000	1,138,800
Michael Foods, Inc. 11.75% 4/1/11		50,000	57,500
			10,670,548
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - 0.4%
Jafra Cosmetics International, Inc./Distribuidora Comercial Jafra SA de CV 10.75% 5/15/11 (f)		$ 580,000	$ 603,200
Revlon Consumer Products Corp. 12% 12/1/05		4,410,000	4,299,750
			4,902,950
TOTAL CONSUMER STAPLES			17,424,798
ENERGY - 4.7%
Energy Equipment & Services - 0.4%
DI Industries, Inc. 8.875% 7/1/07		620,000	639,375
Grant Prideco, Inc.:
9% 12/15/09		170,000	189,975
9.625% 12/1/07		460,000	519,800
Key Energy Services, Inc. 8.375% 3/1/08		820,000	885,600
Petroliam Nasional BHD (Petronas):
7.625% 10/15/26 (Reg. S)		250,000	286,406
7.75% 8/15/15 (Reg. S)		470,000	578,688
SESI LLC 8.875% 5/15/11		60,000	64,500
Transocean, Inc. 9.5% 12/15/08		1,020,000	1,269,900
			4,434,244
Oil & Gas - 4.3%
Chesapeake Energy Corp.:
7.75% 1/15/15		615,000	653,438
8.125% 4/1/11		2,570,000	2,762,750
8.375% 11/1/08		700,000	761,250
8.5% 3/15/12		150,000	158,625
Encore Acquisition Co. 8.375% 6/15/12		755,000	807,850
Forest Oil Corp. 8% 12/15/11		480,000	516,000
General Maritime Corp. 10% 3/15/13 (f)		2,425,000	2,655,375
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12		1,220,000	1,415,200
Gulfterra Energy Partners LP/Gulfterra Finance Corp. 6.25% 6/1/10 (f)		1,480,000	1,476,300
Houston Exploration Co. 7% 6/15/13 (f)		410,000	423,325
OAO Gazprom:
9.625% 3/1/13		1,450,000	1,603,156
10.5% 10/21/09		1,500,000	1,751,250
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Pecom Energia SA:
5.28% 10/3/03 (Reg. S) (g)		$ 300,000	$ 296,250
8.125% 7/15/10 (Reg. S)		2,599,500	2,378,543
9% 5/1/09 (Reg. S)		455,000	439,075
Petroleos Mexicanos 9.25% 3/30/18		4,605,000	5,549,025
Plains All American Pipeline LP 7.75% 10/15/12		430,000	479,450
Plains Exploration & Production Co. LP 8.75% 7/1/12		1,825,000	1,952,750
Teekay Shipping Corp. 8.875% 7/15/11		5,635,000	6,177,369
The Coastal Corp.:
6.2% 5/15/04		310,000	306,900
6.375% 2/1/09		440,000	385,000
6.5% 5/15/06		630,000	589,050
6.5% 6/1/08		1,500,000	1,342,500
6.95% 6/1/28		1,410,000	1,120,950
7.5% 8/15/06		3,880,000	3,744,200
7.625% 9/1/08		520,000	488,800
7.75% 6/15/10		2,905,000	2,708,913
7.75% 10/15/35		235,000	197,400
Vintage Petroleum, Inc. 8.25% 5/1/12		1,000,000	1,087,500
YPF SA yankee:
7.75% 8/27/07		1,045,000	1,107,700
9.125% 2/24/09		1,835,000	2,027,675
			47,363,569
TOTAL ENERGY			51,797,813
FINANCIALS - 7.4%
Capital Markets - 0.2%
J.P. Morgan AG (Vimpel Communications) loan participation note:
10.45% 4/26/05 (f)		1,060,000	1,107,700
10.45% 4/26/05 (Reg. S)		1,265,000	1,321,925
			2,429,625
Commercial Banks - 0.3%
Banco Nacional de Desenvolvimento Economico e Social 8.754% 6/16/08 (g)		2,385,000	2,241,900
Japan Development Bank 1.7% 9/20/22	JPY	100,000,000	903,472
			3,145,372
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 6.3%
Ahold Finance USA, Inc.:
6.25% 5/1/09		$ 2,030,000	$ 1,887,900
8.25% 7/15/10		3,480,000	3,514,800
American Airlines, Inc. pass thru trust certificates 7.8% 4/1/08		200,000	140,000
APP International Finance (Mauritius) Ltd.:
0% 7/5/03 (c)(f)		820,000	28,700
0% 7/5/03 (Reg. S) (c)		265,000	9,275
Arch Western Finance LLC 6.75% 7/1/13 (f)		2,580,000	2,631,600
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08		1,270,000	1,371,600
Cellco Finance NV yankee:
12.75% 8/1/05		1,320,000	1,405,800
15% 8/1/05		465,000	488,250
Chukchansi Economic Development Authority 14.5% 6/15/09 (f)		490,000	539,000
Continental Airlines, Inc. pass thru trust certificates:
6.541% 9/15/09		146,886	123,384
6.748% 9/15/18		99,078	75,299
6.795% 8/2/18		360,055	280,843
6.8% 7/2/07		99,820	85,845
6.9% 1/2/17		765,505	581,784
8.312% 10/2/12		570,761	450,901
8.321% 11/1/06		65,000	54,600
8.388% 5/1/22		53,056	41,384
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06		130,000	109,200
7.57% 11/18/10		1,280,000	1,316,559
7.711% 9/18/11		160,000	134,400
7.779% 11/18/05		715,000	614,900
7.92% 5/18/12		960,000	829,246
10.06% 1/2/16		170,000	132,600
Deutsche Telekom International Finance BV 6.25% 12/9/10	GBP	250,000	437,568
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11		1,070,000	1,144,900
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14		1,505,000	1,647,975
FIMEP SA 10.5% 2/15/13 (f)		2,885,000	3,231,200
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		$ 1,000,000	$ 1,050,000
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (f)		310,000	306,900
Huntsman Advanced Materials LLC:
9.1% 7/15/08 (f)(g)		760,000	767,600
11% 7/15/10 (f)		570,000	592,800
Hurricane Finance BV:
9.625% 2/12/10 (f)		1,850,000	2,007,250
9.625% 2/12/10 (Reg. S)		175,000	189,875
IOS Capital LLC 7.25% 6/30/08		1,190,000	1,172,150
KFW International Finance, Inc. euro 1% 12/20/04	JPY	570,000,000	4,831,356
Kreditanstalt Fuer Wiederaufbau 6% 12/7/28	GBP	800,000	1,537,368
MEI Euro Finance Ltd. 8.75% 5/22/10 (f)		555,000	573,038
Mobile Telesystems Finance SA 9.75% 1/30/08 (f)		2,515,000	2,741,350
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10 (f)		230,000	236,900
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20		220,895	191,196
7.248% 7/2/14		314,408	188,645
7.575% 3/1/19		161,608	163,224
7.691% 4/1/17		38,941	30,764
7.95% 9/1/16		46,680	37,344
8.304% 9/1/10		284,481	227,585
PDVSA Finance Ltd.:
9.375% 11/15/07		235,000	231,475
9.75% 2/15/10		2,857,000	2,799,860
Pemex Project Funding Master Trust:
7.375% 12/15/14		1,800,000	1,971,000
8% 11/15/11 (g)		320,000	366,400
9.125% 10/13/10		1,900,000	2,299,000
Petronas Capital Ltd.:
7% 5/22/12 (f)		540,000	624,661
7.875% 5/22/22 (Reg. S)		2,490,000	2,950,650
PTC International Finance BV yankee 10.75% 7/1/07		545,000	568,163
PTC International Finance II SA yankee 11.25% 12/1/09		1,925,000	2,141,563
R. H. Donnelley Finance Corp. I:
8.875% 12/15/10 (f)		350,000	383,250
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
R. H. Donnelley Finance Corp. I: - continued
10.875% 12/15/12 (f)		$ 550,000	$ 638,000
Satelindo International Finance BV 3.8925% 12/31/05 (Reg. S) (g)		1,350,000	1,336,500
Sealed Air Finance euro 5.625% 7/19/06	EUR	250,000	288,282
TRW Automotive Acquisition Corp.:
9.375% 2/15/13 (f)		1,490,000	1,620,375
11% 2/15/13 (f)		3,920,000	4,292,400
U.S. Airways pass thru trust certificates 6.85% 7/30/19		1,048,349	985,448
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (f)		5,760,000	6,336,000
			69,987,885
Real Estate - 0.6%
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		1,725,000	1,845,750
La Quinta Properties, Inc. 8.875% 3/15/11 (f)		1,860,000	1,980,900
Senior Housing Properties Trust:
7.875% 4/15/15		540,000	550,800
8.625% 1/15/12		1,510,000	1,600,600
Unique Public Finance Co. PLC 6.464% 3/30/32	GBP	500,000	890,040
			6,868,090
TOTAL FINANCIALS			82,430,972
HEALTH CARE - 1.9%
Health Care Equipment & Supplies - 0.2%
Apogent Technologies, Inc. 6.5% 5/15/13 (f)		1,000,000	1,030,000
Fisher Scientific International, Inc. 8.125% 5/1/12		985,000	1,053,950
			2,083,950
Health Care Providers & Services - 1.2%
AmeriPath, Inc. 10.5% 4/1/13 (f)		3,850,000	4,119,500
Fountain View, Inc. 11.25% 4/15/08 (c)		200,000	170,000
HCA, Inc. 6.3% 10/1/12		1,020,000	1,045,500
PacifiCare Health Systems, Inc. 10.75% 6/1/09		1,395,000	1,593,788
Psychiatric Solutions, Inc. 10.625% 6/15/13 (f)		320,000	328,800
Tenet Healthcare Corp.:
5% 7/1/07		490,000	460,600
5.375% 11/15/06		125,000	120,000
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp.: - continued
6.375% 12/1/11		$ 270,000	$ 249,750
6.5% 6/1/12		350,000	323,750
7.375% 2/1/13		2,400,000	2,316,000
Triad Hospitals, Inc. 8.75% 5/1/09		1,925,000	2,059,750
			12,787,438
Pharmaceuticals - 0.5%
aaiPharma, Inc. 11% 4/1/10		1,540,000	1,694,000
Biovail Corp. yankee 7.875% 4/1/10		3,715,000	3,928,613
			5,622,613
TOTAL HEALTH CARE			20,494,001
INDUSTRIALS - 3.3%
Aerospace & Defense - 0.6%
Alliant Techsystems, Inc. 8.5% 5/15/11		2,020,000	2,206,850
BE Aerospace, Inc.:
8% 3/1/08		1,195,000	932,100
8.875% 5/1/11		1,415,000	1,103,700
9.5% 11/1/08		935,000	748,000
Transdigm, Inc. 10.375% 12/1/08		740,000	799,200
Vought Aircraft Industries, Inc. 8% 7/15/11 (f)		870,000	878,700
			6,668,550
Airlines - 0.3%
Continental Airlines, Inc. 8% 12/15/05		760,000	680,200
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07		102,654	80,070
7.9% 12/15/09		170,000	134,300
8.3% 12/15/29		2,100,000	1,501,500
Northwest Airlines, Inc.:
7.875% 3/15/08		295,000	227,150
8.875% 6/1/06		290,000	234,900
9.875% 3/15/07		125,000	98,750
NWA Trust 10.23% 6/21/14		291,600	233,280
			3,190,150
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10 (f)(k)		400,000	400,000
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 1.3%
Allied Waste North America, Inc.:
7.625% 1/1/06		$ 2,020,000	$ 2,090,700
7.875% 1/1/09		910,000	950,950
7.875% 4/15/13		835,000	873,619
8.5% 12/1/08		380,000	408,500
9.25% 9/1/12 (f)		540,000	596,700
American Color Graphics, Inc.:
10% 6/15/10 (f)(k)		1,370,000	1,376,850
12.75% 8/1/05		720,000	723,600
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		1,640,000	1,492,400
9.25% 5/1/21		1,400,000	1,386,000
Danka Business Systems PLC 11% 6/15/10 (f)		1,730,000	1,704,050
Iron Mountain, Inc. 8.25% 7/1/11		535,000	564,425
Pierce Leahy Command Co. yankee 8.125% 5/15/08		125,000	129,063
World Color Press, Inc.:
7.75% 2/15/09		1,200,000	1,260,000
8.375% 11/15/08		550,000	577,500
Worldspan LP 9.625% 6/15/11 (f)		370,000	381,100
			14,515,457
Industrial Conglomerates - 0.2%
Tyco International Group SA yankee:
6.125% 11/1/08		35,000	36,575
6.375% 10/15/11		1,960,000	2,067,800
			2,104,375
Machinery - 0.1%
AGCO Corp. 9.5% 5/1/08		850,000	935,000
Cummins, Inc. 9.5% 12/1/10 (f)		320,000	360,000
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09		155,000	167,400
			1,462,400
Marine - 0.1%
Transport Maritima Mexicana SA de CV yankee:
9.5% 8/15/03 (c)		360,000	293,400
10.25% 11/15/06 (c)		720,000	568,800
			862,200
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - 0.7%
Kansas City Southern Railway Co.:
7.5% 6/15/09		$ 2,185,000	$ 2,239,625
9.5% 10/1/08		95,000	102,600
TFM SA de CV yankee:
10.25% 6/15/07		865,000	876,894
11.75% 6/15/09		4,485,000	4,563,488
			7,782,607
TOTAL INDUSTRIALS			36,985,739
INFORMATION TECHNOLOGY - 2.9%
Communications Equipment - 1.7%
Nortel Networks Corp. 6.125% 2/15/06		1,545,000	1,490,925
Qwest Services Corp.:
13.5% 12/15/10 (f)		10,965,000	12,390,450
14% 12/15/14 (f)		4,035,000	4,700,775
			18,582,150
Computers & Peripherals - 0.2%
Seagate Technology HDD Holdings 8% 5/15/09		2,005,000	2,165,400
Electronic Equipment & Instruments - 0.2%
Flextronics International Ltd. yankee 9.875% 7/1/10		1,775,000	1,939,188
IT Services - 0.3%
Digitalnet, Inc. 9% 7/15/10 (f)		590,000	590,000
Iron Mountain, Inc.:
6.625% 1/1/16		1,470,000	1,447,950
7.75% 1/15/15		1,630,000	1,727,800
8.625% 4/1/13		45,000	48,150
			3,813,900
Office Electronics - 0.3%
Xerox Corp.:
7.125% 6/15/10		1,720,000	1,724,300
7.625% 6/15/13		1,720,000	1,724,300
			3,448,600
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.2%
AMI Semiconductor, Inc. 10.75% 2/1/13 (f)		$ 1,090,000	$ 1,231,700
ON Semiconductor Corp./Semiconductor Components Industries LLC 12% 3/15/10		760,000	828,400
			2,060,100
TOTAL INFORMATION TECHNOLOGY			32,009,338
MATERIALS - 4.5%
Chemicals - 1.2%
Avecia Group PLC 11% 7/1/09		4,307,000	3,876,300
Compass Minerals Group, Inc. 10% 8/15/11		1,120,000	1,243,200
Geon Co. 6.875% 12/15/05		135,000	125,550
Lyondell Chemical Co.:
9.5% 12/15/08 (f)		1,365,000	1,289,925
9.875% 5/1/07		245,000	238,875
OMNOVA Solutions, Inc. 11.25% 6/1/10 (f)		2,945,000	3,210,050
PolyOne Corp.:
8.875% 5/1/12		635,000	565,150
10.625% 5/15/10 (f)		3,165,000	3,070,050
			13,619,100
Containers & Packaging - 1.9%
BWAY Corp. 10% 10/15/10 (f)		1,050,000	1,071,000
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,800,000	1,377,000
8% 4/15/23		1,170,000	936,000
Crown European Holdings SA 9.5% 3/1/11 (f)		1,570,000	1,695,600
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12		640,000	686,400
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11 (f)		620,000	652,550
8.25% 5/15/13 (f)		1,070,000	1,123,500
8.75% 11/15/12		4,155,000	4,508,175
8.875% 2/15/09		4,050,000	4,384,125
Owens-Illinois, Inc.:
7.15% 5/15/05		410,000	417,175
7.35% 5/15/08		170,000	167,450
7.5% 5/15/10		170,000	166,600
7.8% 5/15/18		70,000	65,800
8.1% 5/15/07		340,000	348,500
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Packaging Corp. of America 9.625% 4/1/09		$ 1,605,000	$ 1,765,500
Sealed Air Corp.:
6.95% 5/15/09 (f)		800,000	888,856
8.75% 7/1/08 (f)		920,000	1,092,960
			21,347,191
Metals & Mining - 1.1%
California Steel Industries, Inc. 8.5% 4/1/09		150,000	151,875
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)		550,000	605,744
CSN Islands V Corp. 7.875% 7/7/05 (f)		590,000	586,313
Freeport-McMoRan Copper & Gold, Inc.:
7.2% 11/15/26		1,690,000	1,698,450
10.125% 2/1/10		2,400,000	2,676,000
Luscar Coal Ltd. 9.75% 10/15/11		1,350,000	1,539,000
Peabody Energy Corp. 6.875% 3/15/13 (f)		1,340,000	1,400,300
Phelps Dodge Corp. 9.5% 6/1/31		925,000	1,107,503
Salt Holdings Corp., Inc.:
0% 12/15/12 (d)(f)		1,230,000	833,325
0% 6/1/13 (d)(f)		2,260,000	1,265,600
Steel Dynamics, Inc. 9.5% 3/15/09		125,000	131,250
			11,995,360
Paper & Forest Products - 0.3%
Indah Kiat Finance Mauritius Ltd. 10% 7/1/07 (c)		1,305,000	508,950
Inversiones CMPC SA 4.875% 6/18/13 (f)		375,000	369,225
Norske Skog Canada Ltd. 8.625% 6/15/11		80,000	83,600
Stone Container Corp.:
8.375% 7/1/12		540,000	572,400
9.75% 2/1/11		1,290,000	1,406,100
			2,940,275
TOTAL MATERIALS			49,901,926
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 1.3%
Mobifon Holdings BV 12.5% 7/31/10 (f)		2,220,000	2,297,700
NTL, Inc. 19% 1/1/10 (f)(k)		3,425,000	3,459,250
Qwest Corp. 8.875% 3/15/12 (f)		3,140,000	3,508,950
Rogers Cantel, Inc. yankee 9.375% 6/1/08		415,000	433,675
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica de Argentina SA 11.875% 11/1/04		$ 235,000	$ 227,950
Telewest Communications PLC yankee:
0% 4/15/09 (c)(d)		2,620,000	799,100
0% 2/1/10 (c)(d)		1,690,000	473,200
9.875% 2/1/10 (c)		575,000	201,250
11.25% 11/1/08 (c)		935,000	338,938
U.S. West Communications:
7.2% 11/10/26		180,000	172,800
7.25% 9/15/25		180,000	169,200
WorldCom, Inc.:
6.4% 8/15/05 (c)		2,725,000	817,500
7.5% 5/15/11 (c)		3,655,000	1,096,500
			13,996,013
Wireless Telecommunication Services - 2.5%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13 (f)		610,000	606,950
Crown Castle International Corp.:
9.375% 8/1/11		2,035,000	2,111,313
9.5% 8/1/11		105,000	108,150
10.75% 8/1/11		2,255,000	2,424,125
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13 (f)		5,890,000	6,552,625
Kyivstar GSM:
12.75% 11/21/05 (f)		230,000	251,850
12.75% 11/21/05 (Reg. S)		230,000	251,850
Millicom International Cellular SA 11% 6/1/06 (f)		500,000	493,750
Nextel Communications, Inc.:
9.375% 11/15/09		4,720,000	5,062,200
9.5% 2/1/11		2,190,000	2,430,900
9.75% 10/31/07		850,000	884,000
9.95% 2/15/08		4,225,000	4,436,250
12% 11/1/08		460,000	496,800
Rogers Wireless, Inc. 9.625% 5/1/11		1,940,000	2,192,200
			28,302,963
TOTAL TELECOMMUNICATION SERVICES			42,298,976
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - 6.2%
Electric Utilities - 2.2%
AES Drax Holdings Ltd. 10.41% 12/31/20		$ 1,665,000	$ 1,048,950
CMS Energy Corp.:
7.5% 1/15/09		2,090,000	2,058,650
7.625% 11/15/04		785,000	798,738
8.375% 7/1/03		635,000	635,000
8.5% 4/15/11		320,000	331,200
8.9% 7/15/08		1,130,000	1,175,200
9.875% 10/15/07		1,220,000	1,299,300
Edison International 6.875% 9/15/04		735,000	742,350
Illinois Power Co. 11.5% 12/15/10 (f)		2,235,000	2,547,900
Nevada Power Co. 10.875% 10/15/09		190,000	213,750
Pacific Gas & Electric Co.:
6.75% 10/1/23		230,000	230,000
7.05% 3/1/24		115,000	117,300
7.583% 10/31/49 (f)(g)		1,575,000	1,598,625
10% 11/1/05 (f)(g)		2,985,000	3,074,550
PG&E Corp. 6.875% 7/15/08 (f)		950,000	985,625
Reliant Energy Resources Corp.:
7.75% 2/15/11		325,000	365,219
8.125% 7/15/05		1,775,000	1,922,634
Sierra Pacific Power Co. 8% 6/1/08		870,000	896,100
Southern California Edison Co.:
7.125% 7/15/25		60,000	60,600
7.25% 3/1/26		180,000	182,250
7.625% 1/15/10		1,320,000	1,405,800
8% 2/15/07 (f)		1,290,000	1,419,000
Tenaga Nasional BHD:
7.5% 11/1/25 (Reg. S)		300,000	314,687
7.625% 4/1/11 (Reg. S)		400,000	468,000
			23,891,428
Gas Utilities - 1.3%
ANR Pipeline, Inc. 8.875% 3/15/10 (f)		430,000	470,850
CMS Panhandle Holding Co. 6.5% 7/15/09		620,000	683,550
El Paso Energy Corp.:
6.75% 5/15/09		1,945,000	1,779,675
6.95% 12/15/07		960,000	897,600
7.375% 12/15/12		240,000	214,800
7.8% 8/1/31		260,000	214,500
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
El Paso Energy Corp.: - continued
8.05% 10/15/30		$ 165,000	$ 142,725
Noram Energy Corp. 6.5% 2/1/08		325,000	348,563
Northwest Pipeline Corp.:
6.625% 12/1/07		285,000	293,550
8.125% 3/1/10		400,000	432,000
Panhandle Eastern Pipe Line Co.:
7.2% 8/15/24		80,000	81,600
8.25% 4/1/10		270,000	321,975
Southern Natural Gas Co.:
7.35% 2/15/31		4,350,000	4,393,500
8% 3/1/32		35,000	37,100
8.875% 3/15/10 (f)		510,000	558,450
Tennessee Gas Pipeline Co.:
7% 10/15/28		130,000	123,663
7.5% 4/1/17		65,000	66,788
8.375% 6/15/32		195,000	212,063
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05		420,000	420,000
6.25% 1/15/08		1,115,000	1,109,425
7% 8/15/11		330,000	336,600
8.875% 7/15/12		1,455,000	1,640,513
Williams Holdings of Delaware, Inc. 6.25% 2/1/06		180,000	176,400
			14,955,890
Multi-Utilities & Unregulated Power - 2.7%
AES Corp.:
8.75% 6/15/08		247,000	243,295
8.75% 5/15/13 (f)		1,790,000	1,861,600
8.875% 2/15/11		1,139,000	1,110,525
9% 5/15/15 (f)		1,340,000	1,396,950
9.375% 9/15/10		1,096,000	1,101,480
9.5% 6/1/09		458,000	460,290
El Paso Corp.:
7% 5/15/11		3,715,000	3,380,650
7.875% 6/15/12 (f)		1,985,000	1,838,606
Reliant Resources, Inc. 9.25% 7/15/10 (f)		2,100,000	2,110,500
Western Resources, Inc.:
7.125% 8/1/09		250,000	252,500
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Western Resources, Inc.: - continued
7.875% 5/1/07		$ 1,640,000	$ 1,804,000
9.75% 5/1/07		1,730,000	1,937,600
Williams Companies, Inc.:
6.5% 8/1/06		715,000	700,700
6.625% 11/15/04		970,000	970,000
6.75% 1/15/06		1,595,000	1,559,113
7.125% 9/1/11		2,460,000	2,398,500
7.625% 7/15/19		755,000	732,350
8.125% 3/15/12		780,000	799,500
8.625% 6/1/10		1,430,000	1,496,138
9.25% 3/15/04		3,355,000	3,438,875
			29,593,172
TOTAL UTILITIES			68,440,490
TOTAL NONCONVERTIBLE BONDS			531,927,520
TOTAL CORPORATE BONDS (Cost $498,783,873)			537,462,456
U.S. Government and Government Agency Obligations - 16.0%

U.S. Government Agency Obligations - 4.2%
Fannie Mae:
4.375% 3/15/13		12,000,000	12,496,680
5% 5/14/07		3,800,000	3,903,067
5.5% 3/15/11		750,000	850,901
6.25% 2/1/11		380,000	438,225
6.625% 11/15/10		8,452,000	10,217,640
7.25% 1/15/10		270,000	334,883
Federal Home Loan Bank 5.8% 9/2/08		2,970,000	3,415,925
Freddie Mac:
2.875% 9/26/05		3,000,000	3,012,897
3.25% 11/15/04		4,000,000	4,109,488
4.375% 2/4/10		3,440,000	3,545,250
6% 5/25/12		4,000,000	4,157,760
U.S. Government and Government Agency Obligations - continued
		Principal Amount (j)	Value (Note 1)
U.S. Government Agency Obligations - continued
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06		$ 99,066	$ 109,897
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1995-A, 6.28% 6/15/04		240,000	248,717
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1997-A, 6.104% 7/15/03		91,667	91,858
Private Export Funding Corp. secured 6.86% 4/30/04		114,000	119,145
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			47,052,333
U.S. Treasury Inflation Protected Obligations - 1.3%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28		11,341,971	13,826,571
U.S. Treasury Obligations - 10.5%
U.S. Treasury Bills, yield at date of purchase 0.8% to 1.08% 8/14/03		30,000,000	29,970,874
U.S. Treasury Bonds:
6.125% 8/15/29		10,000,000	12,219,140
8.875% 2/15/19		4,800,000	7,351,123
9% 11/15/18		7,250,000	11,193,036
11.25% 2/15/15		2,900,000	4,941,780
U.S. Treasury Notes:
2.625% 5/15/08		13,000,000	13,118,833
3.625% 5/15/13		25,000,000	25,195,300
3.875% 2/15/13		3,000,000	3,087,069
4.75% 11/15/08		5,270,000	5,842,085
4.875% 2/15/12		2,000,000	2,223,124
5% 2/15/11		1,500,000	1,683,692
TOTAL U.S. TREASURY OBLIGATIONS			116,826,056
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $174,040,483)			177,704,960
U.S. Government Agency - Mortgage Securities - 3.4%
		Principal Amount (j)	Value (Note 1)
Fannie Mae - 3.2%
4.5% 7/1/18 (k)		$ 14,000,000	$ 14,280,000
4.5% 6/1/33 to 7/1/33		1,000,000	997,109
5% 7/1/18 (k)		5,000,000	5,162,500
5% 7/1/18 (k)		1,400,000	1,445,500
5% 7/14/33 (k)		1,000,000	1,015,938
5.5% 5/1/11 to 3/1/18		5,926,499	6,158,259
5.5% 7/1/18 (k)		2,018,076	2,083,663
6% 8/1/13 to 1/1/26		400,989	419,423
6.5% 5/1/08 to 9/1/32		3,009,424	3,141,760
7% 9/1/25		45,454	48,022
7.5% 1/1/28 to 5/1/28		130,564	139,050
TOTAL FANNIE MAE			34,891,224
Freddie Mac - 0.0%
6% 12/1/07		142	143
8.5% 3/1/20		58,448	63,834
TOTAL FREDDIE MAC			63,977
Government National Mortgage Association - 0.2%
6% 1/15/09 to 5/15/09		315,276	332,578
6.5% 4/15/26 to 5/15/26		281,449	296,217
7% 9/15/25 to 5/15/32		840,882	888,968
7.5% 2/15/22 to 8/15/28		654,048	698,614
8% 9/15/26 to 12/15/26		95,775	103,825
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			2,320,202
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $37,121,523)			37,275,403
Collateralized Mortgage Obligations - 0.7%

U.S. Government Agency - 0.7%
Fannie Mae Series 2003-29 Class ZA, 5% 4/25/18		52,135	52,141
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2001-53 Class OH, 6.5% 6/25/30		5,500,000	5,631,894
Series 2003-1 Class ZB, 5% 2/25/18		3,361	3,356
Freddie Mac planned amortization class Series 2351 Class PX, 6.5% 7/15/30		2,000,000	2,050,635
Collateralized Mortgage Obligations - continued
		Principal Amount (j)	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed Series 2567:
Class ZE, 5% 2/15/18		$ 9,252	$ 9,258
Class ZK, 5% 2/15/18		2,815	2,813
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,909,544)			7,750,097
Foreign Government and Government Agency Obligations - 21.5%

Argentinian Republic 1.369% 8/3/12 (g)		950,000	563,825
Banco Central del Uruguay:
Brady:
par A 6.75% 2/19/21		1,000,000	807,500
par B 6.75% 3/21/21		100,000	80,750
value recovery A rights 1/2/21 (h)		1,000,000	10
value recovery B rights 1/2/21 (h)		750,000	8
Bogota Distrito Capital:
9.5% 12/12/06 (f)		540,000	575,100
9.5% 12/12/06 (Reg. S)		2,038,000	2,170,470
Brazilian Federative Republic:
Brady:
new money bond L, 2.1875% 4/15/09 (Bearer) (g)		811,763	685,940
par Z-L 6% 4/15/24		1,955,000	1,593,325
8.875% 4/15/24		3,360,000	2,637,600
11% 1/11/12		775,000	775,000
11% 8/17/40		3,900,000	3,572,400
11.25% 7/26/07		2,815,000	2,962,788
11.5% 3/12/08		4,110,000	4,336,050
12% 4/15/10		2,285,000	2,376,400
12.25% 3/6/30		1,725,000	1,738,800
12.75% 1/15/20		935,000	967,725
14.5% 10/15/09		870,000	1,000,500
Canadian Government:
3.5% 6/1/04	CAD	10,430,000	7,774,908
5.25% 6/1/12	CAD	5,350,000	4,200,453
5.5% 6/1/09	CAD	5,100,000	4,081,741
7% 12/1/06	CAD	2,900,000	2,397,374
9% 6/1/25	CAD	6,800,000	7,643,618
Central Bank of Nigeria:
Brady 6.25% 11/15/20		4,500,000	3,870,000
warrants 11/15/20 (a)(h)		3,250	1,138
Foreign Government and Government Agency Obligations - continued
		Principal Amount (j)	Value (Note 1)
Chilean Republic 6.875% 4/28/09		$ 700,000	$ 805,350
Colombian Republic:
7.625% 2/15/07		770,000	826,788
10.5% 7/9/10		2,345,000	2,714,338
10.75% 1/15/13		440,000	517,000
11.375% 1/31/08	EUR	640,000	834,535
11.75% 2/25/20		1,135,000	1,415,913
Dominican Republic 9.5% 9/27/06 (Reg. S)		2,890,000	2,716,600
Dutch Government 5.5% 1/15/28	EUR	5,300,000	6,829,828
Ecuador Republic:
6% 8/15/30 (e)(f)		553,000	338,713
6% 8/15/30 (Reg. S) (e)		500,000	306,250
12% 11/15/12 (Reg. S)		655,000	533,825
euro par 4.75% 2/28/25 (e)		365,000	193,450
French Government:
OAT 5.25% 4/25/08	EUR	9,900,000	12,554,704
3.5% 1/12/05	EUR	3,900,000	4,586,107
3.75% 1/12/07	EUR	4,000,000	4,777,665
4.5% 7/12/06	EUR	3,520,000	4,291,645
German Federal Republic:
4.25% 2/18/05	EUR	2,200,000	2,619,711
5% 8/19/05	EUR	2,000,000	2,434,750
5% 1/4/12	EUR	10,600,000	13,361,859
5.25% 1/4/11	EUR	15,750,000	20,181,941
5.375% 1/4/10	EUR	1,350,000	1,737,963
Italian Republic 3.75% 6/8/05	JPY	1,140,000,000	10,200,852
Ivory Coast:
Brady FLIRB A 2% 3/29/18 (c)(e)	FRF	3,000,000	98,740
FLIRB 2% 3/29/18 (Reg. S) (c)(g)		1,020,000	191,250
Japan Government 2% 6/20/22	JPY	50,000,000	477,103
Panamanian Republic:
Brady par 4.75% 7/17/26 (e)		250,000	193,750
9.625% 2/8/11		1,460,000	1,700,900
10.75% 5/15/20		770,000	962,500
Peruvian Republic:
3% 3/7/27 (e)		500,000	310,000
9.125% 1/15/08		985,000	1,073,650
9.125% 2/21/12		447,000	477,173
Philippine Republic:
Brady Principle Collateralized Interest Reduction Bond par 6.5% 12/1/17		2,385,000	2,396,925
Foreign Government and Government Agency Obligations - continued
		Principal Amount (j)	Value (Note 1)
Philippine Republic: - continued
6.5% 6/1/18		$ 320,000	$ 304,000
9.125% 2/22/10 (Reg. S)	EUR	510,000	622,447
9.875% 3/16/10		1,885,000	2,144,188
9.875% 1/15/19		1,205,000	1,330,019
Polish Government Brady par 3.75% 10/27/24 (e)		620,000	581,250
Quebec Province 1.6% 5/9/13	JPY	150,000,000	1,328,658
Russian Federation:
5% 3/31/30 (e)(f)		3,900,000	3,787,875
5% 3/31/30 (Reg. S) (e)		9,810,000	9,527,963
11% 7/24/18 (Reg. S)		1,857,000	2,655,510
12.75% 6/24/28 (Reg. S)		1,423,000	2,392,419
South African Republic:
7.375% 4/25/12		500,000	575,000
yankee 8.5% 6/23/17		1,200,000	1,473,526
Turkish Republic:
11.75% 6/15/10		640,000	664,000
11.875% 1/15/30		1,350,000	1,393,875
12.375% 6/15/09		2,930,000	3,149,750
Ukraine Cabinet of Ministers 7.65% 6/11/13 (f)		1,500,000	1,492,500
Ukraine Government 11% 3/15/07 (Reg. S)		2,415,478	2,660,045
United Kingdom, Great Britain & Northern Ireland:
6% 12/7/28	GBP	550,000	1,111,152
6.25% 11/25/10	GBP	3,270,000	6,169,527
6.5% 12/7/03	GBP	500,000	838,582
7.5% 12/7/06	GBP	2,410,000	4,483,935
8% 6/7/21	GBP	250,000	592,337
8.75% 8/25/17	GBP	3,800,000	9,164,532
United Mexican States:
7.5% 1/14/12		1,500,000	1,717,500
8.125% 12/30/19		2,330,000	2,673,675
8.3% 8/15/31		770,000	887,425
8.375% 1/14/11		480,000	577,200
9.875% 2/1/10		1,900,000	2,446,250
11.375% 9/15/16		2,770,000	4,044,200
11.5% 5/15/26		1,090,000	1,626,825
Uruguay Republic 7.875% 1/15/33 pay-in-kind		455,000	308,263
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		3,260	0
6.66% 3/31/20	DEM	3,190,000	1,558,773
9.25% 9/15/27		2,950,000	2,205,125
11% 3/5/08	EUR	246,000	257,752
Foreign Government and Government Agency Obligations - continued
		Principal Amount (j)	Value (Note 1)
Venezuelan Republic: - continued
13.625% 8/15/18		$ 120,000	$ 120,000
euro Brady:
debt conversion bond 1.875% 12/18/07 (g)		1,011,909	809,527
par W-B 6.75% 3/31/20		1,055,000	920,488
oil recovery warrants 4/18/20 (h)		1,666	0
Vietnamese Socialist Republic Brady par 3.5% 3/12/28 (e)		345,000	252,713
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $207,489,389)			238,324,007
Supranational Obligations - 0.6%

European Investment Bank euro 0.875% 11/8/04	JPY	350,000,000	2,957,712
International Bank for Reconstruction & Development 4.75% 12/20/04	JPY	400,000,000	3,573,070
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $6,620,282)			6,530,782
Common Stocks - 0.3%
	Shares
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
NTL Europe, Inc. (a)	5	0
NTL, Inc. (a)	82,056	2,799,751
NTL, Inc. warrants 11/13/11 (a)	6	7
		2,799,758
TOTAL COMMON STOCKS (Cost $5,910,250)		2,799,758
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	3,800	155,230
Preferred Stocks - continued
	Shares	Value (Note 1)
Convertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
Digitalglobe, Inc. Series C, 8.5%, pay-in-kind	895	$ 671
TOTAL TELECOMMUNICATION SERVICES		155,901
Nonconvertible Preferred Stocks - 0.5%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Fresenius Medical Care Capital Trust II 7.875%	1,260	1,358,477
Insurance - 0.0%
American Annuity Group Capital Trust II 8.875%	240	253,680
TOTAL FINANCIALS		1,612,157
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Broadwing Communications, Inc. Series B, 12.5% pay-in-kind	2,881	605,010
NTL Europe, Inc. Series A, 10%	129	387
		605,397
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc.:
Series D, 13%	33	35,021
Series E, 11.125%	3,187	3,394,155
		3,429,176
TOTAL TELECOMMUNICATION SERVICES		4,034,573
TOTAL NONCONVERTIBLE PREFERRED STOCKS		5,646,730
TOTAL PREFERRED STOCKS (Cost $7,733,449)		5,802,631
Floating Rate Loans - 0.8%
	Principal Amount (j)	Value (Note 1)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Hilton Head Communications LP Tranche B term loan 0% 3/31/08 (g)	$ 1,800,000	$ 1,476,000
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Olympus Cable Holdings LLC Tranche B term loan 6% 9/30/10 (g)	2,420,000	2,153,800
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Qwest Corp. Tranche A term loan 6.5% 6/30/07 (g)	2,700,000	2,720,250
UTILITIES - 0.2%
Electric Utilities - 0.2%
Centerpoint Energy House Electric LLC term loan 12.75% 11/11/05 (g)	600,000	696,000
CMS Energy Corp.:
Tranche B term loan 7.5% 4/30/04 (g)	246,000	246,615
Tranche C term loan 9% 9/30/04 (g)	437,838	441,122
Consumers Energy Co. term loan 5.8388% 7/11/04 (g)	83,333	83,437
Sierra Pacific Power Co. term loan 10.5% 10/31/05 (g)	696,500	713,913
		2,181,087
TOTAL FLOATING RATE LOANS (Cost $8,163,561)		8,531,137
Sovereign Loan Participations - 0.2%

Algerian Republic loan participation:
Series 1 - Credit Suisse First Boston 2.1875% 9/4/06 (g)	295,556	285,950
Series 1 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 2.1875% 9/4/06 (g)	200,911	194,382
Series 1 - Salomon Brothers 2.1875% 9/4/06 (g)	87,500	84,656
Series 3 - Credit Suisse First Boston 2.1875% 3/4/10 (g)	238,824	224,494
Series 3 - Deutsche Bank 2.1875% 3/4/10 (g)	41,176	38,706
Series 3 - JPMorgan Chase 2.1875% 3/4/10 (g)	41,176	38,706
Series 3 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 2.1875% 3/4/10 (g)	104,639	98,360
Series 3 - Salomon Brothers 2.1875% 3/4/10 (g)	192,500	180,950
Sovereign Loan Participations - continued
	Principal Amount (j)	Value (Note 1)
Indonesian Republic loan participation:
- Barclays Bank 2.1875% 3/28/13 (g)	$ 230,000	$ 185,150
- Deutsche Bank:
2% 3/21/05 (g)	410,000	364,900
2.1875% 3/28/13 (g)	543,950	437,880
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,015,288)		2,134,134
Money Market Funds - 8.9%
	Shares
Fidelity Cash Central Fund, 1.18% (b) (Cost $98,456,110)	98,456,110	98,456,110
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.08%, dated 6/30/03 due 7/1/03) (Cost $2,547,000)	$ 2,547,077	2,547,000
Purchased Options - 0.0%
Expiration Date/Strike Price		Underlying Face Amount
Purchased Options - 0.0%
Lehman Brothers Holdings, Inc. Call Option on $1,607,143 notional amount of Venezuelan Republic euro Brady debt conversion bond 1.875% 12/18/07 (Cost $84,375)	December 2003/$83.00	$ 1,285,714	59,786
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $1,056,875,127)	1,125,378,261
NET OTHER ASSETS - (1.6)%	(17,209,682)
NET ASSETS - 100%	$ 1,108,168,579
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
CAD	-	Canadian dollar
DEM	-	German deutsche mark
EUR	-	European Monetary Unit
FRF	-	French franc
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $150,579,179 or 13.6% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.
(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind	2/23/98 - 6/30/03	$ 947,315
(j) Principal amount is stated in United States dollars unless otherwise noted.
(k) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	66.7%
Canada	4.0
Germany	3.9
United Kingdom	3.3
France	3.1
Mexico	3.1
Brazil	2.3
Russia	2.3
Netherlands	1.4
Others (individually less than 1%)	9.9
100.0%
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $10,665,271 or 1.0% of net assets.

Purchases and sales of securities, other than short-term securities, aggregated $919,899,344 and $642,271,504, respectively, of which long-term U.S. government and government agency obligations aggregated $444,211,566 and $398,479,735, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $785,720 or 0.1% of net assets.

Income Tax Information

At December 31, 2002, the fund had a capital loss carryforward of approximately $34,640,000 of which $10,864,000, $4,074,000, $7,897,000 and $11,805,000 will expire on December 31, 2007, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,547,000) (cost $ 1,056,875,127) - See accompanying schedule		$ 1,125,378,261
Cash		89,750
Foreign currency held at value (cost $ 13,336)		13,337
Receivable for investments sold		9,487,937
Receivable for fund shares sold		8,198,530
Dividends receivable		13,857
Interest receivable		16,317,359
Other receivables		208
Total assets		1,159,499,239

Liabilities
Payable for investments purchased Regular delivery	$ 19,817,858
Delayed delivery	27,602,142
Payable for fund shares redeemed	1,991,475
Distributions payable	746,855
Accrued management fee	511,004
Distribution fees payable	392,029
Other payables and accrued expenses	269,297
Total liabilities		51,330,660

Net Assets		$ 1,108,168,579
Net Assets consist of:
Paid in capital		$ 1,046,318,154
Undistributed net investment income		5,730,600
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,246,384)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		68,366,209
Net Assets		$ 1,108,168,579

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($112,089,860 ÷ 9,926,670 shares)	$ 11.29

Maximum offering price per share (100/95.25 of $11.29)	$ 11.85
Class T: Net Asset Value and redemption price per share ($404,404,206 ÷ 35,823,491 shares)	$ 11.29

Maximum offering price per share (100/96.50 of $11.29)	$ 11.70
Class B: Net Asset Value and offering price per share ($224,873,631 ÷ 19,879,684 shares) A	$ 11.31

Class C: Net Asset Value and offering price per share ($178,612,012 ÷ 15,835,709 shares) A	$ 11.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($188,188,870 ÷ 16,555,532 shares)	$ 11.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 114,278
Interest		29,155,796
Total income		29,270,074

Expenses
Management fee	$ 2,462,913
Transfer agent fees	796,097
Distribution fees	1,799,949
Accounting fees and expenses	231,285
Non-interested trustees' compensation	1,606
Custodian fees and expenses	72,454
Registration fees	103,501
Audit	33,708
Legal	9,222
Miscellaneous	2,910
Total expenses before reductions	5,513,645
Expense reductions	(6,341)	5,507,304
Net investment income (loss)		23,762,770
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	23,428,009
Foreign currency transactions	312,071
Swap agreements	51,526
Total net realized gain (loss)		23,791,606
Change in net unrealized appreciation (depreciation) on: Investment securities	48,999,516
Assets and liabilities in foreign currencies	(200,106)
Total change in net unrealized appreciation (depreciation)		48,799,410
Net gain (loss)		72,591,016
Net increase (decrease) in net assets resulting from operations		$ 96,353,786

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,762,770	$ 34,669,620
Net realized gain (loss)	23,791,606	(9,832,713)
Change in net unrealized appreciation (depreciation)	48,799,410	25,539,529
Net increase (decrease) in net assets resulting from operations	96,353,786	50,376,436
Distributions to shareholders from net investment income	(21,707,497)	(34,038,481)
Share transactions - net increase (decrease)	362,789,427	185,250,809
Total increase (decrease) in net assets	437,435,716	201,588,764

Net Assets
Beginning of period	670,732,863	469,144,099
End of period (including undistributed net investment income of $5,730,600 and undistributed net investment income of $3,675,327, respectively)	$ 1,108,168,579	$ 670,732,863

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.11	$ 10.12	$ 10.47	$ 10.56	$ 11.09
Income from Invest- ment Operations
Net investment income (loss) E	.317	.668	.730 G	.793	.775	.771
Net realized and unrealized gain (loss)	.927	.214	(.081) G	(.434)	(.152)	(.512)
Total from investment operations	1.244	.882	.649	.359	.623	.259
Distributions from net investment income	(.294)	(.652)	(.659)	(.709)	(.713)	(.729)
Distributions in excess of net realized gain	-	-	-	-	-	(.060)
Total distributions	(.294)	(.652)	(.659)	(.709)	(.713)	(.789)
Net asset value, end of period	$ 11.29	$ 10.34	$ 10.11	$ 10.12	$ 10.47	$ 10.56
Total Return B, C, D	12.18%	9.09%	6.53%	3.58%	6.12%	2.38%
Ratios to Average Net Assets F
Expenses before expense reductions	1.04% A	1.04%	1.07%	1.08%	1.08%	1.23%
Expenses net of voluntary waivers, if any	1.04% A	1.04%	1.07%	1.08%	1.08%	1.23%
Expenses net of all reductions	1.03% A	1.04%	1.07%	1.08%	1.07%	1.22%
Net investment income (loss)	5.93% A	6.65%	7.18% G	7.76%	7.44%	7.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 112,090	$ 56,526	$ 33,271	$ 17,948	$ 12,800	$ 9,596
Portfolio turnover rate	162% A	111%	120%	99%	146%	150%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 10.11	$ 10.11	$ 10.47	$ 10.55	$ 11.09
Income from Invest- ment Operations
Net investment income (loss) E	.312	.660	.725 G	.788	.772	.781
Net realized and unrealized gain (loss)	.937	.203	(.074) G	(.445)	(.147)	(.535)
Total from investment operations	1.249	.863	.651	.343	.625	.246
Distributions from net investment income	(.289)	(.643)	(.651)	(.703)	(.705)	(.726)
Distributions in excess of net realized gain	-	-	-	-	-	(.060)
Total distributions	(.289)	(.643)	(.651)	(.703)	(.705)	(.786)
Net asset value, end of period	$ 11.29	$ 10.33	$ 10.11	$ 10.11	$ 10.47	$ 10.55
Total Return B, C, D	12.24%	8.89%	6.55%	3.42%	6.15%	2.26%
Ratios to Average Net Assets F
Expenses before expense reductions	1.13% A	1.13%	1.15%	1.14%	1.13%	1.18%
Expenses net of voluntary waivers, if any	1.13% A	1.13%	1.15%	1.14%	1.13%	1.18%
Expenses net of all reductions	1.13% A	1.13%	1.15%	1.14%	1.13%	1.17%
Net investment income (loss)	5.83% A	6.57%	7.10% G	7.70%	7.38%	7.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 404,404	$ 279,109	$ 238,034	$ 206,972	$ 190,335	$ 189,755
Portfolio turnover rate	162% A	111%	120%	99%	146%	150%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 10.12	$ 10.13	$ 10.49	$ 10.57	$ 11.10
Income from Invest- ment Operations
Net investment income (loss) E	.277	.595	.658 G	.722	.703	.713
Net realized and unrealized gain (loss)	.936	.212	(.085) G	(.447)	(.146)	(.529)
Total from investment operations	1.213	.807	.573	.275	.557	.184
Distributions from net investment income	(.253)	(.577)	(.583)	(.635)	(.637)	(.654)
Distributions in excess of net realized gain	-	-	-	-	-	(.060)
Total distributions	(.253)	(.577)	(.583)	(.635)	(.637)	(.714)
Net asset value, end of period	$ 11.31	$ 10.35	$ 10.12	$ 10.13	$ 10.49	$ 10.57
Total Return B, C, D	11.85%	8.28%	5.74%	2.73%	5.45%	1.69%
Ratios to Average Net Assets F
Expenses before expense reductions	1.80% A	1.78%	1.81%	1.80%	1.78%	1.83%
Expenses net of voluntary waivers, if any	1.80% A	1.78%	1.81%	1.80%	1.78%	1.83%
Expenses net of all reductions	1.79% A	1.78%	1.81%	1.80%	1.78%	1.83%
Net investment income (loss)	5.16% A	5.91%	6.44% G	7.04%	6.73%	6.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 224,874	$ 146,726	$ 115,957	$ 87,879	$ 86,116	$ 72,773
Portfolio turnover rate	162% A	111%	120%	99%	146%	150%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 10.10	$ 10.11	$ 10.46	$ 10.55	$ 11.08
Income from Invest- ment Operations
Net investment income (loss) E	.271	.585	.647 G	.707	.687	.672
Net realized and unrealized gain (loss)	.938	.204	(.082) G	(.432)	(.151)	(.517)
Total from investment operations	1.209	.789	.565	.275	.536	.155
Distributions from net investment income	(.249)	(.569)	(.575)	(.625)	(.626)	(.625)
Distributions in excess of net realized gain	-	-	-	-	-	(.060)
Total distributions	(.249)	(.569)	(.575)	(.625)	(.626)	(.685)
Net asset value, end of period	$ 11.28	$ 10.32	$ 10.10	$ 10.11	$ 10.46	$ 10.55
Total Return B, C, D	11.83%	8.10%	5.67%	2.74%	5.25%	1.42%
Ratios to Average Net Assets F
Expenses before expense reductions	1.88% A	1.87%	1.89%	1.91%	1.91%	2.13%
Expenses net of voluntary waivers, if any	1.88% A	1.87%	1.89%	1.91%	1.91%	2.07%
Expenses net of all reductions	1.87% A	1.87%	1.89%	1.90%	1.90%	2.07%
Net investment income (loss)	5.08% A	5.83%	6.35% G	6.94%	6.61%	6.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 178,612	$ 67,941	$ 40,036	$ 25,891	$ 16,927	$ 11,248
Portfolio turnover rate	162% A	111%	120%	99%	146%	150%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.17	$ 10.18	$ 10.53	$ 10.61	$ 11.14
Income from Invest- ment Operations
Net investment income (loss) D	.327	.685	.725 F	.816	.799	.805
Net realized and unrealized gain (loss)	.945	.210	(.059) F	(.437)	(.150)	(.533)
Total from investment operations	1.272	.895	.666	.379	.649	.272
Distributions from net investment income	(.302)	(.665)	(.676)	(.729)	(.729)	(.742)
Distributions in excess of net realized gain	-	-	-	-	-	(.060)
Total distributions	(.302)	(.665)	(.676)	(.729)	(.729)	(.802)
Net asset value, end of period	$ 11.37	$ 10.40	$ 10.17	$ 10.18	$ 10.53	$ 10.61
Total Return B, C	12.38%	9.17%	6.67%	3.76%	6.35%	2.49%
Ratios to Average Net Assets E
Expenses before expense reductions	.89% A	.92%	.94%	.90%	.93%	1.07%
Expenses net of voluntary waivers, if any	.89% A	.92%	.94%	.90%	.93%	1.07%
Expenses net of all reductions	.89% A	.92%	.94%	.90%	.93%	1.07%
Net investment income (loss)	6.07% A	6.78%	7.31% F	7.95%	7.58%	7.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 188,189	$ 120,430	$ 41,845	$ 4,298	$ 3,645	$ 4,636
Portfolio turnover rate	162% A	111%	120%	99%	146%	150%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Strategic Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 84,761,504	|
Unrealized depreciation	(14,069,840)
Net unrealized appreciation (depreciation)	$ 70,691,664
Cost for federal income tax purposes	$ 1,054,686,597

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption "Purchased Options". This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities .

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement.

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

Semiannual Report

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .59% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 57,951	$ 191
Class T	0%	.25%	410,896	9,575
Class B	.65%	.25%	801,222	579,968
Class C	.75%	.25%	529,880	265,976
			$ 1,799,949	$ 855,710

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 102,044
Class T	80,036
Class B*	260,677
Class C*	11,247
$ 454,004

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 73,100	.19*
Class T	303,028	.19*
Class B	172,132	.19*
Class C	92,573	.18*
Institutional Class	155,264	.20*
	$ 796,097

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $407,793 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $6,341.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2003	Year ended December 31, 2002
From net investment income
Class A	$ 2,074,696	$ 2,879,245
Class T	8,761,902	16,209,599
Class B	4,128,987	7,449,865
Class C	2,376,312	3,035,475
Institutional Class	4,365,600	4,464,297
Total	$ 21,707,497	$ 34,038,481

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2003	Year ended December 31, 2002	Six months ended June 30, 2003	Year ended December 31, 2002
Class A
Shares sold	5,578,488	3,311,430	$ 60,842,403	$ 33,311,262
Reinvestment of distributions	146,328	217,732	1,595,815	2,195,461
Shares redeemed	(1,267,489)	(1,350,552)	(13,628,445)	(13,573,108)
Net increase (decrease)	4,457,327	2,178,610	$ 48,809,773	$ 21,933,615
Class T
Shares sold	13,157,649	10,286,192	$ 143,315,736	$ 103,303,183
Reinvestment of distributions	699,575	1,374,178	7,608,647	13,847,406
Shares redeemed	(5,050,677)	(8,196,786)	(54,517,860)	(82,139,990)
Net increase (decrease)	8,806,547	3,463,584	$ 96,406,523	$ 35,010,599
Class B
Shares sold	7,506,704	6,223,682	$ 81,790,547	$ 62,644,094
Reinvestment of distributions	256,560	483,525	2,798,219	4,882,187
Shares redeemed	(2,058,315)	(3,985,766)	(22,198,160)	(40,018,841)
Net increase (decrease)	5,704,949	2,721,441	$ 62,390,606	$ 27,507,440
Class C
Shares sold	10,262,844	3,875,283	$ 112,361,088	$ 38,915,513
Reinvestment of distributions	147,945	202,676	1,616,510	2,041,525
Shares redeemed	(1,157,029)	(1,460,744)	(12,583,463)	(14,644,174)
Net increase (decrease)	9,253,760	2,617,215	$ 101,394,135	$ 26,312,864
Institutional Class
Shares sold	6,542,240	10,417,693	$ 70,957,369	$ 104,200,059
Reinvestment of distributions	369,568	409,628	4,044,821	4,167,443
Shares redeemed	(1,935,866)	(3,363,329)	(21,213,800)	(33,881,211)
Net increase (decrease)	4,975,942	7,463,992	$ 53,788,390	$ 74,486,291

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	August 28, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	August 28, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 28, 2003